As filed with the Securities and Exchange Commission on April 24, 2002
                                                Securities Act File No. 33-92712
                                        Investment Company Act File No. 811-9050

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                   -------

        Pre-Effective Amendment No.
                                     -------
        Post-Effective Amendment No.    21                            X
                                     -------                       -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                   -------
        Amendment No.  25                                             X
                      ----                                         -------


                                  PICTET FUNDS
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                      101 FEDERAL STREET, BOSTON, MA 02110
                    ----------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 535-0525

Name and Address of Agent for Service:                 Copies to:
Lisa M. King, Esq.                                     Joseph P. Barri, Esq.
PFPC Inc.                                              Hale and Dorr
400 Bellevue Parkway                                   60 State Street
Wilmington, DE  19809                                  Boston, MA 02109

        It is proposed that the filing will become effective:

       ____ immediately upon filing pursuant to paragraph (b); or _X__ on April 30, 2002 pursuant to paragraph (b); or ____ 60 days after filing pursuant to paragraph (a)(1); or
       ____ on [ ] pursuant to  paragraph  (a)(1);  or
       ____ 75 days after filing pursuant  to  paragraph  (a)(2);  or
       ____ on [ ] pursuant  to  paragraph (a)(2) of Rule 485.

        If appropriate, check the following box:

       ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================


                          PICTET EASTERN EUROPEAN FUND
                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                           PICTET EUROPEAN EQUITY FUND
                        PICTET INTERNATIONAL EQUITY FUND
                            PICTET GLOBAL WATER FUND

================================================================================








                          ---------------------------
                                     PICTET
                                      FUNDS
                          [Pictet Funds logo omitted]
                          ---------------------------




                                   PROSPECTUS
                                 APRIL 30, 2002



                                                             Institutional Class

                                                                    Retail Class
                                    (The Retail Class is not currently available
                                       for purchase for European Equity Fund and
                                                      International Equity Fund)


             The Securities and Exchange Commission has not approved
              or disapproved these securities or determined whether
                    this prospectus is accurate or complete.
              Any statement to the contrary is a criminal offense.

                 [sidebar]
                  OVERVIEW
          PICTET FUNDS HAS
            SIX INVESTMENT
       FUNDS (THE "FUNDS")
             THAT ARE EACH
           OFFERED IN THIS
          PROSPECTUS. EACH
       FUND HAS A DISTINCT
           INVESTMENT GOAL
               AND RELATED
         INVESTMENT RISKS.
              EACH FUND IS
       AUTHORIZED TO OFFER
     TWO CLASSES OF SHARES
     - INSTITUTIONAL CLASS
         AND RETAIL CLASS.


       THE DESCRIPTIONS ON
       THE FOLLOWING PAGES
              MAY HELP YOU
          CHOOSE THE FUNDS
       THAT BEST MEET YOUR
         INVESTMENT NEEDS.
          HOWEVER, NO FUND
          CAN GUARANTEE IT
             WILL MEET ITS
                INVESTMENT
         OBJECTIVE, AND NO
            FUND SHOULD BE
          RELIED UPON AS A
       COMPLETE INVESTMENT
                  PROGRAM.

TABLE OF CONTENTS
================================================================================

PICTET EASTERN EUROPEAN FUND - RISK/RETURN SUMMARY.............................4
     Investment goal...........................................................4
     Principal investments and strategies......................................4
     Principal investment risks................................................4
     Total return..............................................................5
     Fees and expenses.........................................................6
PICTET GLOBAL EMERGING MARKETS FUND - RISK/RETURN SUMMARY......................7
     Investment goal...........................................................7
     Principal investments and strategies......................................7
     Principal investment risks................................................8
     Total return..............................................................8
     Fees and expenses.........................................................9
PICTET INTERNATIONAL SMALL COMPANIES FUND - RISK/RETURN SUMMARY...............10
     Investment goal..........................................................10
     Principal investments and strategies.....................................10
     Principal investment risks...............................................11
     Total return.............................................................11
     Fees and expenses........................................................12
PICTET EUROPEAN EQUITY FUND - RISK/RETURN SUMMARY.............................14
     Investment goal..........................................................14
     Principal investments and strategies.....................................14
     Principal investment risks...............................................15
     Total Return.............................................................15
     Fees and expenses........................................................16
PICTET INTERNATIONAL EQUITY FUND - RISK/RETURN SUMMARY........................17
     Investment goal..........................................................17
     Principal investments and strategies.....................................17
     Principal investment risks...............................................18
     Total Return.............................................................18
     Fees and expenses........................................................20
PICTET GLOBAL WATER FUND - RISK/RETURN SUMMARY................................21
     Investment goal..........................................................21
     Principal investments and strategies.....................................21
     Principal investment risks...............................................22
     Fees and expenses........................................................23
THE FUNDS' INVESTMENTS........................................................24
INVESTMENT ADVISER............................................................26
     Portfolio management.....................................................26
INVESTMENT AND ACCOUNT POLICIES...............................................31
     Calculation of net asset value...........................................31
     Purchasing Fund shares...................................................32
     Exchanges between Pictet Funds...........................................34
     Redeeming Fund shares....................................................34
     Dividends, distributions and taxes.......................................34
     Distribution (12b-1) fees................................................36
FINANCIAL HIGHLIGHTS..........................................................37
FOR MORE INFORMATION..........................................................43

PICTET EASTERN EUROPEAN FUND
RISK/RETURN SUMMARY

==============================================================================================================================
       INVESTMENT GOAL  Capital appreciation.

==============================================================================================================================

             PRINCIPAL  The Fund invests at least 80% of its net assets    Eastern Europe. The Fund may invest in companies
           INVESTMENTS  in equity securities of companies located or       with small, medium or large market capitalizations.
        AND STRATEGIES  conducting a significant amount of business in
==============================================================================================================================
                EQUITY  Equity securities include common and preferred     EASTERN EUROPE INCLUDES:
            SECURITIES  stocks, investment company shares, convertible     o    Countries that used to form part of
                        debt securities, warrants, subscription rights          the Soviet Union, including the
                        and depositary receipts for foreign stocks.             Commonwealth of Independent States, the
                                                                                Baltic States and former CEFTA (Central
                                                                                European Free Trade Agreement) countries.
                                                                           o    Emerging countries within both the
                                                                                Mediterranean and South Eastern regions of
                                                                                Europe.

                                                                           In the future, the Fund may include other Emerging
                                                                           European countries.

==============================================================================================================================

       HOW THE ADVISER  The adviser uses a "bottom-up" approach in         o    Strong or strengthening balance
    SELECTS THE FUND'S  managing the Fund's portfolio.  This means that         sheets, defined as improvements in working
           INVESTMENTS  the particular stocks selected for the portfolio        net capital over time.
                        will determine the amount of the Fund's            o    Strong financial ratios.
                        investment in each Eastern European country.       o    Industrial capacity that is
                        However, the adviser will consider                      undervalued on an international basis.
                        country-specific risks and the Fund's total        o    Ability to generate substantial excess
                        exposure to any one country in deciding whether         cash flow that may be reinvested in the
                        to invest in particular companies.                      company or distributed as dividends to
                                                                                stockholders.
                        In selecting individual stocks, the adviser
                        looks for companies with:                          Methods used to value companies in more
                                                                           developed countries may not apply to Eastern
                                                                           European companies.

==============================================================================================================================
             PRINCIPAL
            INVESTMENT  You could lose money on your investment in the     Negative developments in Eastern Europe
                 RISKS  Fund or the Fund may not perform as well as other  include, but are not limited to, the following
                        investments if any of the following occurs:        special risks associated with emerging market
                                                                           countries.  These include:

  AN INVESTMENT IN THE  o    Foreign or emerging market stock prices
    FUND IS NOT A BANK       go down generally.                            o    Greater likelihood of economic,
    DEPOSIT AND IS NOT  o    Changes in foreign currency rates                  political or social instability.
 INSURED OR GUARANTEED       depress the value of the Fund's investments.  o    More volatile stock markets.
        BY THE FEDERAL  o    Negative developments in Eastern Europe       o    The contagious effect of market or
     DEPOSIT INSURANCE       disproportionately hurt the companies in           economic setbacks in one country on other
    CORPORATION OR ANY       the Fund's portfolio.                              emerging market countries.
      OTHER GOVERNMENT  o    Political instability develops in             o    Possible governmental restrictions on
               AGENCY.       countries formerly a part of the Soviet            currency conversions or trading.
                             Union.                                        o    Difficulty in accurately valuing
                        o    An adverse event, such as an                       emerging market stocks or selling them at
                             unfavorable earnings report, depresses the         their fair value, especially in down
                             value of a particular company's stock.             markets.
                        o    The adviser's judgment about country          o    Availability of less information about
                             allocations or the attractiveness, value or        emerging market companies because of less
                             potential appreciation of a particular             rigorous accounting and regulatory
                             stock proves to be incorrect.                      standards.

PICTET EASTERN EUROPEAN FUND
RISK/RETURN SUMMARY - continued

============================================================================================================================
          TOTAL RETURN  This bar chart indicates the risks of investing in   [bar chart]
                        the Fund by showing changes in the performance of    Annual Total Return (Institutional Class)
                        the Institutional  Class of the Fund from year to       Year ended   Year ended   Year ended
                        year.  Past performance does not necessarily             12/31/99     12/31/00     12/31/01
                        indicate how the Fund will perform in the future.         35.63%       -3.38%       16.22%

      QUARTERLY RETURN  PICTET EASTERN EUROPEAN FUND
                        HIGHEST:  34.59%  IN 4TH QUARTER2001
                        LOWEST:  (21.04%)%  IN 2ND QUARTER 2000

==============================================================================================================================
                        The table below indicates the risks of investing     Retail Class since it commenced operations on
                        in the Institutional Class of the Fund by            October 31, 2001 and has not been active for
                        comparing the Fund's average annual total returns    a full calendar year.  The Fund's past
                        for the periods shown to the International           performance (before and after taxes) does not
                        Finance  Corporation Global Eastern Europe           necessarily indicate how the Fund will
                        Composite Index and the ING Barings Eastern Europe   perform in the future.
                        Index.  Performance information is not available
                        for the

==============================================================================================================================

                                                           PICTET EASTERN EUROPEAN FUND
                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                          PERIODS ENDED DECEMBER 31, 2001
                                                                                                          LIFE OF FUND
                                                                                     1 YEAR              (BEGAN 4/7/98)
                                                                                     ------              --------------
                        PICTET EASTERN EUROPEAN FUND
                        (INSTITUTIONAL CLASS)

                              RETURN BEFORE TAXES                                    16.22%                  0.16%
                              RETURN AFTER TAXES ON DISTRIBUTIONS   1,2              16.22%                  0.06%
                              RETURN AFTER TAXES ON DISTRIBUTIONS AND                 9.88%                  0.07%
                                 SALE OF FUND SHARES 1,2

                        IFC GLOBAL EASTERN EUROPE COMPOSITE INDEX 3,4                18.26%                 (10.77)%
                        ING BARINGS EASTERN EUROPE INDEX  3,5                         2.48%                 (12.64)%
                        ----------------------------------------------------

                        1  AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME
                           TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES.
                        2  ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN, AND
                           AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO YOU IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED
                           ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.
                        3  THE PERFORMANCE OF THE IFC GLOBAL EASTERN EUROPE COMPOSITE INDEX AND THE ING BARINGS EASTERN
                           EUROPE INDEX IS FROM MARCH 31, 1998.
                        4  THE INTERNATIONAL FINANCE CORPORATION GLOBAL EASTERN EUROPE COMPOSITE INDEX (TOTAL RETURN) IS A
                           MARKET CAPITALIZATION WEIGHTED INDEX THAT IS DESIGNED TO REPRESENT THE PERFORMANCE OF EMERGING
                           EASTERN EUROPE STOCK MARKETS. THE INDEX INCLUDES EQUITY SECURITIES OF 152 COMPANIES DOMICILED IN
                           6 COUNTRIES.
                        5  THE ING BARINGS EASTERN EUROPE INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX OF 54 COMPANIES
                           THAT IS DESIGNED TO REPRESENT THE PERFORMANCE OF MARKETS IN THE CZECH REPUBLIC, HUNGARY, POLAND
                           AND RUSSIA. AS OF JANUARY 1, 2002, THE ING BARINGS EASTERN EUROPE INDEX WAS RENAMED THE FTSE ALL
                           WORLD EASTERN EUROPE INDEX, WHICH IS A MARKET CAPITALIZATION WEIGHTED INDEX OF 73 COMPANIES THAT
                           IS DESIGNED TO REPRESENT THE PERFORMANCE OF MARKETS IN THE CZECH REPUBLIC, HUNGARY, POLAND,
                           RUSSIA AND TURKEY.

4

PICTET EASTERN EUROPEAN FUND
RISK/RETURN SUMMARY - continued

============================================================================================================================
     FEES AND EXPENSES  FOR YEAR ENDED 12/31/01                                INSTITUTIONAL CLASS       RETAIL CLASS 1

           THIS TABLE   SHAREHOLDER FEES (paid directly from your
   DESCRIBES THE FEES   investment)                                                     NONE                   NONE
    AND EXPENSES THAT   REDEMPTION FEES FOR SHARES HELD LESS THAN SIX
       YOU MAY PAY IF   MONTHS(2) (as a percentage of amount redeemed)                 1.00%                  1.00%
     YOU BUY AND HOLD
   SHARES OF THE FUND.  ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

                        MANAGEMENT FEES                                                1.50%                  1.50%
                        DISTRIBUTION (12B-1) FEES                                       NONE                  0.25%
                        OTHER EXPENSES                                                10.37%                 10.37%

                        TOTAL ANNUAL FUND OPERATING EXPENSES 3                        11.87%                 12.12%
============================================================================================================================

                         1 RETAIL CLASS COMMENCED OPERATIONS ON OCTOBER 31, 2001. SINCE THE RETAIL CLASS HAS NOT HAD A FULL YEAR OF OPERATIONS, "OTHER EXPENSES" FOR RETAIL CLASS IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN SUCH ESTIMATES.

                         2  PLEASE SEE "REDEEMING FUND SHARES".

                         3  VOLUNTARY FEE WAIVER AND/OR EXPENSE
                            REIMBURSEMENT                                              9.87%                  9.87%

                            NET EXPENSES                                               2.00%                  2.25%

                            THIS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT
                            MAY BE TERMINATED AFTER SUFFICIENT NOTICE AT
                            ANY TIME.

============================================================================================================================
      THIS EXAMPLE IS   The example assumes that:
  INTENDED TO HELP YOU
   COMPARE THE COST OF  o  You invest $10,000 in the Fund for the time
 INVESTING IN THE FUND     periods indicated.
      WITH THE COST OF  o  Your investment has a 5% return each year.
    INVESTING IN OTHER  o  The Fund's operating expenses remain the same.+   Although your actual costs may be higher or
         MUTUAL FUNDS.  o  You redeem your investment at the end of each     lower, under these assumptions your costs would
                           period.                                           be:

                                                                             1 YEAR     3 YEARS      5 YEARS      10 YEARS
                                                                             ------     -------      -------      --------
                        INSTITUTIONAL CLASS                                  $1,146      $3,208      $4,996        $8,496
                        RETAIL CLASS                                         $1,169      $3,263      $5,069        $8,573
                        ----------------------------------------------------------------------------------------------------

                        +  The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $203, $627,
                           $1,078 and $2,327, respectively. Using the net expense calculation, your costs for the Retail
                           Class shares for 1, 3, 5 and 10 years in the example would be $228, $703, $1,205 and $2,585, respectively.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY

============================================================================================================================
       INVESTMENT GOAL  Long term growth of capital.
============================================================================================================================
             PRINCIPAL  The Fund invests primarily in equity securities of The Fund normally invests in at least 15, but
       INVESTMENTS AND  companies in emerging market countries.            never fewer than eight, emerging market
            STRATEGIES                                                     countries.
============================================================================================================================
              EMERGING  Equity securities include common and preferred     Emerging market stocks means equity securities:
       MARKET EQUITIES  stocks, investment company shares, convertible
                        debt securities, warrants, subscription rights     o  That are traded primarily in an emerging
                        and depositary receipts for foreign stocks.           market country.

                        Emerging market countries are those identified as  o  Of companies that derive 50% or more of total
                        developing or emerging countries by the World         revenue from goods or services produced or
                        Bank, International Finance Corporation or United     sold in emerging market countries.
                        Nations or countries not listed in the Morgan
                        Stanley Capital International World Index.         o  Of companies organized and with a principal
                        Currently, emerging market countries may include      office in an emerging market country.
                        those in Latin America, Southeast Asia, Africa,
                        Eastern Europe and the Middle East.
============================================================================================================================
       HOW THE ADVISER  In allocating the Fund's assets among emerging     In selecting individual emerging market stocks,
    SELECTS THE FUND'S  market countries, the adviser uses a proprietary   the adviser looks for companies with:
           INVESTMENTS  database to screen for countries that meet the
                        following standards:                               o  Current or potential high and stable cash
                        o  Suitable safe custody of assets and freedom of     generation.
                           capital movement.                               o  Strong, liquid balance sheets.
                        o  A higher than average number of undervalued     o  Asset valuations significantly below
                           stocks when comparing the companies against        replacement cost, or below the average for its
                           their benchmark values.                            sector on a global basis. The adviser will
                        o  A favorable domestic liquidity environment.        also consider the debt of a company.
                        o  A reasonably liquid and diverse stock market.   o  A high free cash flow relative to the stock
                        o  A good or improving fiscal balance. An             price.
                           undervalued or fairly valued exchange rate,     o  In the case of banks, a low stock price
                           combined with sustainable trade and current        relative to the asset base, combined with a
                           account balances.                                  high return on equity.
============================================================================================================================
             PRINCIPAL  You could lose money on your investment in the     Emerging market countries and stocks present the
            INVESTMENT  Fund or the Fund may not perform as well as other  following special risks:
                 RISKS  investments if any of the following occurs:
                                                                           o  Greater likelihood of economic, political or
  AN INVESTMENT IN THE  o  Foreign or emerging market stock prices go down    social instability.
    FUND IS NOT A BANK     generally.
    DEPOSIT AND IS NOT  o  Changes in foreign currency rates depress the   o  More volatile stock markets.
 INSURED OR GUARANTEED     value of the Fund's investments.
        BY THE FEDERAL  o  An adverse event, such as an unfavorable        o  The contagious effect of market or economic
     DEPOSIT INSURANCE     earnings report, depresses the value of a          setbacks in one country on other emerging
    CORPORATION OR ANY     particular company's stock.                        market countries.
      OTHER GOVERNMENT  o  The adviser's judgment about country
               AGENCY.     allocations or the attractiveness, value or     o  Possible governmental restrictions on currency
                           potential appreciation of a particular stock       conversions or trading.
                           proves to be incorrect.
                                                                           o  Difficulty in accurately valuing emerging
                                                                              market stocks or selling them at their fair
                                                                              value, especially in down markets.

                                                                           o  Availability of less information about
                                                                              emerging market companies because of less
                                                                              rigorous accounting and regulatory standards.


PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - continued

============================================================================================================================
          TOTAL RETURN  This bar chart indicates the risks of investing    [bar chart]
                        in the Fund by showing changes in the Fund's       Annual Total Return
                        performance of the Institutional Class of the      Year ended  Year ended  Year ended
                        Fund from year to year.  Past performance does      12/31/96    12/31/97    12/31/98
                        not necessarily indicate how the Fund will           8.32%      -11.29%     -23.22%
                        perform in the future.
                                                                           Year ended    Year ended  Year ended
      QUARTERLY RETURN  PICTET GLOBAL EMERGING MARKETS FUND                 12/31/99      12/31/00    12/31/01
                        HIGHEST:  35.70% IN 2ND QUARTER 1999                 63.58%       -36.98%      -0.68%
                        LOWEST:  (24.97)%  IN 2ND QUARTER 1998
                        ====================================================================================================
                        The table below indicates the risks of investing   is not available for the Retail Class since it
                        in the Institutional Class of the Fund by          has not yet commenced operations. The Fund's past
                        comparing the Fund's average annual total returns  performance (before and after taxes) does not
                        for the periods shown to those of the              necessarily indicate how the fund will perform in
                        International Finance Corporation Global composite the future.
                        index. Past performance information
                        ====================================================================================================
                                                           GLOBAL EMERGING MARKETS FUND
                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                          PERIODS ENDED DECEMBER 31, 2001
                                                                                                             LIFE OF FUND
                                                                                1 YEAR        5 YEARS      (BEGAN 10/4/95)
                        PICTET GLOBAL EMERGING MARKETS FUND                     ------        -------      ---------------
                        (INSTITUTIONAL CLASS)

                             RETURN BEFORE TAXES                               (0.68)%        (6.96)%          (5.13)%
                             RETURN AFTER TAXES ON DISTRIBUTIONS  1,2          (1.14)%        (7.11)%          (5.37)%
                             RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE      (0.41)%        (5.44)%          (4.06)%
                             OF FUND SHARES 1,2

                            IFC GLOBAL COMPOSITE INDEX 3,4                     (0.28)%        (4.85)%          (5.79)%
                        ----------------------------------------------------

                        1  AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME
                           TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES.
                        2  ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN, AND
                           AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO YOU IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED
                           ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.
                        3  THE PERFORMANCE OF THE IFC GLOBAL COMPOSITE INDEX IS CALCULATED FROM SEPTEMBER 30, 1995.
                        4  THE INTERNATIONAL FINANCE CORPORATION GLOBAL COMPOSITE INDEX (TOTAL RETURN) IS A MARKET
                           CAPITALIZATION WEIGHTED INDEX THAT IS DESIGNED TO REPRESENT THE PERFORMANCE OF EMERGING STOCK
                           MARKETS. THE INDEX INCLUDES EQUITY SECURITIES OF 1,812 COMPANIES DOMICILED IN 34 MARKETS.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - continued

============================================================================================================================
              FEES AND  FOR YEAR ENDED 12/31/01                               INSTITUTIONAL CLASS        RETAIL CLASS 1
              EXPENSES

  THIS TABLE DESCRIBES  SHAREHOLDER FEES (paid directly from your                     NONE                    NONE
 THE FEES AND EXPENSES  investment)
   THAT YOU MAY PAY IF
      YOU BUY AND HOLD  REDEMPTION FEES FOR SHARES HELD LESS THAN SIX                1.00%                   1.00%
   SHARES OF THE FUND.  MONTHS 2 (as a percentage of amount redeemed)

                        ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

                        MANAGEMENT FEES                                              1.25%                   1.25%
                        DISTRIBUTION (12B-1) FEES
                                                                                      NONE                   0.25%
                        OTHER EXPENSES                                               0.97%                   0.97%

                        TOTAL ANNUAL FUND OPERATING EXPENSES3                        2.22%                   2.47%
                        ====================================================================================================

                        1  Retail Class did not commence operations during the fiscal year ended December 31, 2001. As a result, "Other expenses" for Retail Class is based on estimated amounts for the current fiscal year.
                        2  Please see "Redeeming Fund Shares".
                        3  Voluntary fee waiver and/or expense reimbursement         0.52%                   0.52%

                           Net expenses                                              1.70%                   1.95%

                           This fee waiver and/or expense reimbursement may be terminated after sufficient notice at any time.
============================================================================================================================
       THIS EXAMPLE IS  The example assumes that:
  INTENDED TO HELP YOU  o  You invest $10,000 in the Fund for the
   COMPARE THE COST OF     time periods indicated.
 INVESTING IN THE FUND  o  Your investment has a 5% return each year.
      WITH THE COST OF  o  The Fund's operating expenses remain the        Although your actual costs may be higher or
    INVESTING IN OTHER     same. +                                         lower, under these assumptions your costs
         MUTUAL FUNDS.  o  You redeem your investment at the end of        would be:
                           each period.

                                                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                              ------     -------     -------     --------
                        INSTITUTIONAL CLASS                                    $225       $694       $1,190       $2,554
                        RETAIL CLASS                                           $250       $770       $1,316       $2,806
                        ----------------------------------------------------------------------------------------------------

                        +  The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $173, $536, $923 and $2,009, respectively. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $198, $612, $1,052 and $2,275, respectively.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY

============================================================================================================================
            INVESTMENT  Long term growth of capital.
                  GOAL
============================================================================================================================
             PRINCIPAL  The Fund invests  at least 80% of its net assets   The Fund may invest up to 20% of its assets in
           INVESTMENTS  in equity securities of companies with small       medium and large capitalization companies. The
        AND STRATEGIES  market capitalizations located outside the         Fund normally invests in at least three
                        United States.                                     countries other than the U.S.

============================================================================================================================
                EQUITY  Equity securities include common and preferred     the bottom 90% of the universe of companies
            SECURITIES  stocks, investment company shares, convertible     listed in developed countries outside the U.S.
                        debt securities, warrants, subscription rights     when these companies are ranked by market
                        and depositary receipts for foreign stocks.        capitalization. These small cap companies usually
                                                                           have individual market capitalizations of $3
                        The Fund considers companies to be small cap       billion or less, but may be larger.
                        companies if they are in the same size range as
============================================================================================================================
       HOW THE ADVISER  The adviser uses a bottom-up approach to try       to investors and a relative measure based on
    SELECTS THE FUND'S  identify companies with outstanding investment     return on capital employed. At the primary
           INVESTMENTS  potential. The objective is to identify 100 top    research stage, the adviser conducts a detailed
                        investment opportunities using a systematic        review of the investment candidate. Topics
                        approach to stock selection and portfolio          covered include strategy, operations, internal
                        construction. The selection process consists of    controls, and management. The adviser also
                        three stages:                                      undertakes a thorough review of financial
                                                                           statements focusing on balance sheet strength,
                              o Research short list                        operating performance and valuation.
                              o Primary research
                              o Stock selection                            Finally, the adviser constructs the portfolio
                                                                           using a team approach to select stock. The Fund's
                        The adviser screens more than 8000 companies to    exposure is monitored at the regional, sector and
                        obtain a short-list of candidates for the next     stock level.
                        stage using screening parameters and other inputs.
                        The adviser uses both an absolute measure of
                        value based on returns to equity
============================================================================================================================
             PRINCIPAL  You could lose money on your investment in the     o  A decline in the value of foreign currencies
      INVESTMENT RISKS  Fund or the Fund may not perform as well as other     relative to the U.S. dollar will reduce the
                        investments if any of the following occurs:           value of securities denominated in those
  AN INVESTMENT IN THE                                                        currencies.
    FUND IS NOT A BANK  o Foreign stock prices go down generally.
    DEPOSIT AND IS NOT                                                     o  Small cap companies may have limited product
 INSURED OR GUARANTEED  o An adverse event, such as an unfavorable            lines, markets and financial resources. They
        BY THE FEDERAL    earnings report, depresses the value of a           may have shorter operating histories and more
     DEPOSIT INSURANCE    particular company's stock.                         volatile businesses.
    CORPORATION OR ANY
      OTHER GOVERNMENT  o The adviser's judgment about country allocations o  The prices of foreign small cap stocks tend to
               AGENCY.    or the attractiveness, value or potential           be more volatile than the prices of other
                          appreciation of a particular stock proves to be     stocks.
                          incorrect.
                                                                           o  The stock market may temporarily favor large
                        Investing in small cap foreign companies involves     cap over small cap stocks.
                        special risks, which are more severe in certain
                        emerging market countries.                         o  Foreign securities and small cap stocks are
                                                                              sometimes less liquid and harder to value than
                        o There may be unfavorable foreign government         securities of U.S. issuers or large cap
                          actions, political or economic instability or       stocks.
                          less accurate information about foreign
                          companies.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - continued

============================================================================================================================
          TOTAL RETURN  This bar chart indicates the risks of investing    [bar chart]
                        in the Fund by showing changes in the              Annual Total Return (Institutional Class)
                        performance of the Institutional Class of the      Year ended          Year ended    Year ended
                        Fund from year to year.  Past performance does      12/31/97            12/31/98      12/31/99
                        not necessarily indicate how the Fund will           -7.68%               5.35%        86.45%
                        perform in the future.
                                                                           Year ended          Year ended
      QUARTERLY RETURN  PICTET INTERNATIONAL SMALL COMPANIES FUND           12/31/00            12/31/01
                        HIGHEST:  44.70% IN 4TH QUARTER 1999                  6.56%             -27.95%
                        LOWEST:  (19.40)% IN 3RD QUARTER 2001
============================================================================================================================
                        The table below indicates the risks of investing   Retail Class since it commenced operations on
                        in the Institutional Class of the Fund by          March 4, 2002 and has not been active for a full
                        comparing the Fund's average annual total returns  calendar year. The Fund's past performance for the periods shown to the HSBC World excluding  (before and after taxes) does not necessarily
                        U.S. Smaller Companies index. Performance          indicate how the Fund will perform in the future.
                        information is not available for the
============================================================================================================================
                                                        INTERNATIONAL SMALL COMPANIES FUND
                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                          PERIODS ENDED DECEMBER 31, 2001
                                                                                                             LIFE OF FUND
                                                                                1 YEAR        5 YEARS       (BEGAN 2/7/96)
                        PICTET INTERNATIONAL SMALL COMPANIES FUND
                        (INSTITUTIONAL CLASS)

                              RETURN BEFORE TAXES                              (27.95)%        6.84%            6.27%
                              RETURN AFTER TAXES ON DISTRIBUTIONS   1,2        (27.98)%        3.03%            2.96%
                              RETURN AFTER TAXES ON DISTRIBUTIONS AND          (17.02)%        4.17%            3.88%
                                 SALE OF FUND SHARES  1,2

                             HSBC WORLD EXCLUDING U.S.                         (16.85)%       (3.13)%          (1.61)%
                             SMALLER COMPANIES INDEX  3,4
                        ----------------------------------------------------

                        1  AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME
                           TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES.
                        2  ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN, AND
                           AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO YOU IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED
                           ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.
                        3  THE PERFORMANCE OF THE HSBC WORLD EXCLUDING U.S. SMALLER COMPANIES INDEX IS CALCULATED FROM
                           JANUARY 31, 1996.
                        4  THE HSBC WORLD EXCLUDING U.S. SMALLER COMPANIES INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX
                           DESIGNED TO REPRESENT PERFORMANCE OF SMALLER COMPANIES AVAILABLE IN DEVELOPED STOCK MARKETS
                           OUTSIDE THE UNITED STATES AND CANADA. THE INDEX IS COMPOSED OF 1,200 SMALLER COMPANY STOCKS FROM
                           21 MARKETS.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - continued

============================================================================================================================
     FEES AND EXPENSES  FOR THE YEAR ENDED 12/31/01                           INSTITUTIONAL CLASS        RETAIL CLASS 1

            THIS TABLE  SHAREHOLDER FEES (paid directly from your                     NONE                    NONE
    DESCRIBES THE FEES  investment)
 AND EXPENSES THAT YOU
    MAY PAY IF YOU BUY  REDEMPTION FEES FOR SHARES HELD LESS THAN SIX                1.00%                   1.00%
    AND HOLD SHARES OF  MONTHS 2 (as a percentage of amount redeemed)
             THE FUND.
                        ANNUAL FUND OPERATING EXPENSES (deducted from Fund
                        assets)
                        MANAGEMENT FEES                                              1.00%                   1.00%
                        DISTRIBUTION (12B-1) FEES                                     NONE                   0.25%
                        OTHER EXPENSES                                               1.28%                   1.28%
                        TOTAL ANNUAL FUND OPERATING EXPENSES 3                       2.28%                   2.53%
                        ==================================================== ======================= =======================

                        1  RETAIL CLASS COMMENCED OPERATIONS ON MARCH 5, 2002. SINCE RETAIL CLASS HAS NOT HAD A FULL YEAR OF
                           OPERATIONS, "OTHER EXPENSES" FOR RETAIL CLASS IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT
                           FISCAL YEAR.
                        2  PLEASE SEE "REDEEMING FUND SHARES".
                        3  VOLUNTARY FEE WAIVER AND/OR EXPENSE REIMBURSEMENT         1.08%                   1.08%

                           NET EXPENSES                                              1.20%                   1.45%

                           THIS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT MAY BE TERMINATED AFTER SUFFICIENT NOTICE AT ANY
                           TIME.

============================================================================================================================
       THIS EXAMPLE IS  The example assumes that:
  INTENDED TO HELP YOU  o  You invest $10,000 in the Fund for the
   COMPARE THE COST OF     time periods indicated.
 INVESTING IN THE FUND  o  Your investment has a 5% return each year.
      WITH THE COST OF  o  The Fund's operating expenses remain the        Although your actual costs may be higher or
    INVESTING IN OTHER     same.+                                          lower, under these assumptions your costs
         MUTUAL FUNDS.  o  You redeem your investment at the end of        would be:
                           each period.
                                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                               ------     -------     -------     --------
                        INSTITUTIONAL CLASS                                     $231        $712       $1,220      $2,615
                        RETAIL CLASS                                            $256        $788       $1,345      $2,866
                        ----------------------------------------------------------------------------------------------------

                        +  The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $122, $381, $660 and $1,455, respectively. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $148, $459, $792 and $1,735, respectively.

PICTET EUROPEAN EQUITY FUND
RISK/RETURN SUMMARY

============================================================================================================================
       INVESTMENT GOAL  Long term growth of capital.
============================================================================================================================
 PRINCIPAL INVESTMENTS  The Fund invests at least 80% of its net assets in
        AND STRATEGIES  a diversified portfolio of equity securities of companies located in, or which conduct a
                        significant amount of their business in, Europe.
============================================================================================================================
              EUROPEAN  Equity securities include common and preferred     The Fund may invest in the following European
              EQUITIES  stocks, investment company shares, convertible     countries: Austria, Belgium, Czech Republic,
                        debt securities, warrants, subscription rights     Denmark, Finland, France, Germany, Greece,
                        and depositary receipts for foreign stocks.        Hungary, Ireland, Italy, Luxembourg,
                                                                           Netherlands, Norway, Poland, Portugal, Spain,
                                                                           Sweden, Switzerland, Turkey and the United
                                                                           Kingdom.
============================================================================================================================
       HOW THE ADVISER  The process of economic convergence and union      monetary research into the relevant industry to
    SELECTS THE FUND'S  across Europe implies that it is more appropriate  identify its growth and pricing dynamics, as well
           INVESTMENTS  to consider the region as a block rather than a    as the strength of the company's competitive
                        collection of individual markets. Our process      position within the industry. The adviser looks
                        therefore focuses upon fundamental stock selection for companies with:
                        within a strategic sector framework.
                                                                           o  High quality sustainable business franchise.
                        Each stock in the investable universe is           o  Proven management ability to achieve cost
                        classified into sectors which correspond to the       control and efficiency.
                        sectors identified by the Fund's benchmark index.  o  The ability to generate free cash flow,
                        Stocks are also defined within three broad            defined as gross cash flow (net profit and
                        categories:                                           depreciation) minus capital expenditures, minus
                                                                              the change in working capital.
                        o  Economic sensitives (where turnover is closely
                           related to the level of GDP in the markets in   The adviser monitors the Fund's exposure to each
                           which it operates).                             country to control risk. The adviser limits the
                        o  Organic growth (where turnover grows at rates   degree by which the Fund's exposure to particular
                           above GDP and is less dependent upon it).       countries may vary from the country exposure of
                        o  Interest rate sensitives (where performance is  the Fund's benchmark index.
                           impacted by the direction of interest rate
                           movements and level of interest rates).

                        In selecting individual stocks, the adviser
                        focuses on analyzing a distinct set of fundamental
                        criteria. This includes in-depth
============================================================================================================================

PICTET EUROPEAN EQUITY FUND
RISK/RETURN SUMMARY - continued

============================================================================================================================
             PRINCIPAL  You could lose money on your investment in the     o  An adverse event, such as an
      INVESTMENT RISKS  Fund or the Fund may not perform as well as           unfavorable earnings report, depresses the
                        other investments if any of the following occurs:     value of a particular company's stock.
  AN INVESTMENT IN THE                                                     o  The adviser's judgment about country
    FUND IS NOT A BANK  o  Foreign stock prices go down generally.            and industry allocations or the
    DEPOSIT AND IS NOT  o  Changes in foreign currency rates                  attractiveness, value or potential
 INSURED OR GUARANTEED     depress the value of the Fund's investments.       appreciation of a particular stock proves
        BY THE FEDERAL  o  Negative developments in Europe                    to be incorrect.
     DEPOSIT INSURANCE     disproportionately hurt the companies in
    CORPORATION OR ANY     the Fund's portfolio.
      OTHER GOVERNMENT
               AGENCY.
============================================================================================================================
          TOTAL RETURN  This bar chart indicates the risks of investing    [bar chart]
                        in the Fund by showing changes in the performance  Annual Total Return (Institutional Class)
                        of the Institutional Class of the Fund from year   Year Ended
                        to year. Past performance does not necessarily      12/31/01
                        indicate how the Fund will perform in the future.   -21.29%


      QUARTERLY RETURN  PICTET EUROPEAN EQUITY FUND
                        HIGHEST:  6.51% IN 4TH QUARTER 2001
                        LOWEST:  (16.34)% IN 1ST QUARTER 2001
============================================================================================================================
                        The table below indicates the risks of investing   the Retail Class since it has not yet commenced
                        in the Institutional Class of the Fund by          operations. The Fund's past performance (before
                        comparing the Fund's average annual total returns  and after taxes) does not necessarily indicate
                        for the periods shown to the MSCI Europe Index.    how the Fund will perform in the future.
                        Performance information is not available for
============================================================================================================================
                                                            PICTET EUROPEAN EQUITY FUND
                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                          PERIODS ENDED DECEMBER 31, 2001
                                                                                                          LIFE OF FUND
                                                                                     1 YEAR             (BEGAN 8/15/00)
                        PICTET EUROPEAN EQUITY FUND                                  ------             ---------------
                        (INSTITUTIONAL CLASS)

                              RETURN BEFORE TAXES                                   (21.29)%                (20.91)%
                              RETURN AFTER TAXES ON DISTRIBUTIONS  1,2               21.45)%                (21.21)%
                              RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE          (12.97)%                (16.71)%
                                 OF FUND SHARES  1,2

                             MSCI EUROPE INDEX  3,4                                 (19.90)%                (17.61)%
                        ----------------------------------------------------------------------------------------------------

                        1  AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME
                           TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES.
                        2  ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN, AND
                           AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO YOU IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED
                           ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.
                        3  THE PERFORMANCE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX IS CALCULATED FROM
                           SEPTEMBER 30, 2000.
                        4  THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX
                           THAT IS DESIGNED TO REPRESENT THE PERFORMANCE OF DEVELOPED STOCK MARKETS IN EUROPE. THE INDEX
                           INCLUDES EQUITY SECURITIES OF 554 COMPANIES COVERING 16 MARKETS.

PICTET EUROPEAN EQUITY FUND
RISK/RETURN SUMMARY - continued

===========================================================================================================================
     FEES AND EXPENSES  FOR THE YEAR ENDED 12/31/01                           INSTITUTIONAL CLASS         RETAIL CLASS 1
                                                                              -------------------         ---------------
 THIS TABLE DESCRIBES   SHAREHOLDER FEES (paid directly from your                      NONE                   NONE
 THE FEES AND EXPENSES  investment)
   THAT YOU MAY PAY IF
      YOU BUY AND HOLD  REDEMPTION FEES FOR SHARES HELD LESS THAN SIX                 1.00%                   1.00%
   SHARES OF THE FUND.  MONTHS  2  (as a percentage of amount redeemed)

                        ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

                        MANAGEMENT FEES                                               0.75%                   0.75%
                        DISTRIBUTION (12B-1) FEES
                                                                                       NONE                   0.25%
                        OTHER EXPENSES                                                2.66%                   2.66%

                        TOTAL ANNUAL FUND OPERATING EXPENSES  3                       3.41%                   3.66%
                        ====================================================================================================

                        1  RETAIL CLASS DID NOT COMMENCE OPERATIONS DURING THE FISCAL YEAR ENDED DECEMBER 31, 2001. AS A
                           RESULT, "OTHER EXPENSES" FOR RETAIL CLASS IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
                           YEAR.
                        2  PLEASE SEE "REDEEMING FUND SHARES".
                        3  VOLUNTARY FEE WAIVER AND/OR EXPENSE REIMBURSEMENT          2.41%                  2.41%

                           NET EXPENSES                                               1.00%                  1.25%

                           THIS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT MAY BE TERMINATED AFTER SUFFICIENT NOTICE AT ANY
                           TIME.

----------------------- ----------------------------------------------------------------------------------------------------
       THIS EXAMPLE IS  The example assumes that:
  INTENDED TO HELP YOU  o  You invest $10,000 in the Fund for the
   COMPARE THE COST OF     time periods indicated.
 INVESTING IN THE FUND  o  Your investment has a 5% return each year.
      WITH THE COST OF  o  The Fund's operating expenses remain the        Although your actual costs may be higher or
    INVESTING IN OTHER     same. +                                         lower, under these assumptions your costs
         MUTUAL FUNDS.  o  You redeem your investment at the end of        would be:
                           each period.

                                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                               ------     -------     -------     --------
                                        INSTITUTIONAL CLASS                     $344       $1,048      $1,774      $3,694
                                        RETAIL CLASS                            $368       $1,120      $1,892      $3,915
                        ----------------------------------------------------------------------------------------------------

                        +  The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $102, $318, $552 and $1,225, respectively. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $127, $397, $686 and $1,511, respectively.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY

======================= ====================================================================================================
       INVESTMENT GOAL  Long term growth of capital.
============================================================================================================================
 PRINCIPAL INVESTMENTS  The Fund invests at least 80% of its net assets    Index (MSCI EAFE Index), the benchmark against
        AND STRATEGIES  in large capitalization equity securities in       which the Fund measures its portfolio.
                        markets listed in the Morgan Stanley Capital
                        International Europe, Australasia and Far East
============================================================================================================================
                EQUITY  Equity securities include common and preferred     subscription rights, interests in government
            SECURITIES  stocks, investment company shares, convertible     owned or controlled enterprises and depositary
                        debt securities, warrants,                         receipts for foreign stocks.
============================================================================================================================
       HOW THE ADVISER  The investment process consists of three stages    The adviser assesses in detail liquidity and
    SELECTS THE FUND'S  plus risk controls. These are:                     valuation conditions in major markets on a weekly
           INVESTMENTS                                                     basis. This involves examining hundreds of
                        o  Regional asset allocation.                      individual data series including, for example,
                        o Sector based   strategy within regions.          economic statistics produced each month and
                        o Stock selection.                                 aggregate forecasts for corporate earnings. The
                                                                           adviser reorganizes these data series into "major
                        In allocating the Fund's assets among regions,     factors" so that they can be scored in an
                        the adviser uses a proprietary "top-down"          objective manner. Major factors range from
                        approach. Regional allocation is dictated by two   specific individual factors important in
                        very strong beliefs:                               measuring liquidity or valuation (e.g. the
                                                                           movement in short term interest rates in a
                        o  Liquidity is the primary driving force of       particular country) to broad factors such as
                           financial asset prices.                         overall economic liquidity. Liquidity may be
                                                                           affected by a number of underlying economic
                        o  Valuation, principally measured by reference    variables such as money supply growth, inflation
                           to the yield on its long-term government debt   and industrial production. The adviser uses these
                           (i.e. earnings yield/bond yield, cashflow       scores in its top down asset allocation decision
                           yield/bond yield), is an important but          making process.
                           subsidiary factor.

                        The best opportunities occur in markets where liquidity and valuation are both positive. Where the two conflict, liquidity is almost always the dominant factor.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - continued

============================================================================================================================
       HOW THE ADVISER  In the second stage of the process, the adviser    fundamental criteria. This includes in-depth
    SELECTS THE FUND'S  classifies sectors into three broad categories:    research into the relevant industry to identify
                        economic sensitive, organic growth and interest    its growth and pricing dynamics, as well as the
           INVESTMENTS  rate sensitive. The adviser determines the sector  strength of the company's competitive position
                        strategy for each region by identifying the        within the industry.
                        position of the regional economy along the
                        economic cycle. Once the position along the cycle  The adviser looks for companies with:
                        has been established, the adviser sets targets
                        for specific weightings relative to the Fund's     o  High quality, sustainable business franchise.
                        benchmark within each broad category. Each broad
                        category of sectors has a tendency to perform      o  Proven management capability, particularly
                        differently at various stages of the economic         regarding cost control and efficiency.
                        cycle.
                                                                           o  The capacity to generate free cashflow,
                        In selecting individual stocks, the adviser           defined as gross cash flow (net profit and
                        focuses on analyzing a distinct set of                depreciation) minus capital expenditures,
                                                                              minus the change in working capital.
============================================================================================================================
             PRINCIPAL  You could lose money on your investment in the     o  The adviser's judgment about region, country
            INVESTMENT  Fund or the Fund may not perform as well as           or sector allocations or the attractiveness,
                RISKS   other investments if any of the following occurs:     value or potential appreciation of a
                                                                              particular stock proves to be incorrect.
  AN INVESTMENT IN THE
    FUND IS NOT A BANK  o  Foreign stock prices go down generally.
    DEPOSIT AND IS NOT
 INSURED OR GUARANTEED  o  Changes in foreign currency rates depress the
        BY THE FEDERAL     value of the Fund's investments.
     DEPOSIT INSURANCE
    CORPORATION OR ANY  o  An adverse event, such as an unfavorable
      OTHER GOVERNMENT     earnings report, depresses the value of a
               AGENCY.     particular company's stock.
============================================================================================================================
          TOTAL RETURN  This bar chart indicates the risks of investing    [bar chart]
                        in the Fund by showing changes in the performance  Annual Total Return
                        of the Institutional Class of the Fund from year   Year Ended
                        to year. Past performance does not necessarily      12/31/01
                        indicate how the Fund will perform in the future.    -21.04%

             QUARTERLY  PICTET INTERNATIONAL EQUITY FUND
                RETURN  HIGHEST:  4.35%  IN 4TH QUARTER 2001
                        LOWEST:  (14.65)%  IN 1ST QUARTER 2001
============================================================================================================================

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - continued

============================================================================================================================
                        The table below indicates the risks of investing   Performance information is not available for the
                        in the Institutional Class of the Fund by          Retail Class since it has not yet commenced
                        comparing the Fund's average annual total returns  operations. The Fund's past performance (before
                        for the periods shown to the Morgan Stanley        and after taxes) does not necessarily indicate
                        Capital International Europe, Australasia and Far  how the Fund will perform in the future.
                        East Index ("MSCI EAFE") Index.
============================================================================================================================
                                                         PICTET INTERNATIONAL EQUITY FUND
                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                          PERIODS ENDED DECEMBER 31, 2001
                                                                                                          LIFE OF FUND
                                                                                     1 YEAR             (BEGAN 8/15/00)
                        PICTET INTERNATIONAL EQUITY FUND                             ------             ---------------
                        (INSTITUTIONAL CLASS)

                              RETURN BEFORE TAXES                                   (21.04)%                (21.29)%
                              RETURN AFTER TAXES ON DISTRIBUTIONS   1,2             (21.26)%                (21.51)%
                              RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE          (12.82)%                (16.97)%
                               OF FUND SHARES  1,2

                        MSCI EAFE INDEX  3,4                                        (21.44)%                (20.53)%
                        ----------------------------------------------------

                        1  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
                        2  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
                        3  The performance of the MSCI EAFE Index is calculated from September 30, 2000.
                        4  The MSCI EAFE Index is a market capitalization weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index includes
                           1,023 stocks covering 21 markets.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - continued

============================================================================================================================
     FEES AND EXPENSES  FOR THE YEAR ENDED 12/31/01                          INSTITUTIONAL CLASS         RETAIL CLASS 1
                                                                             -------------------         ----------------
  THIS TABLE DESCRIBES  SHAREHOLDER FEES (paid directly from your                     NONE                    NONE
 THE FEES AND EXPENSES  investment)
   THAT YOU MAY PAY IF
      YOU BUY AND HOLD  REDEMPTION  FEES  FOR  SHARES  HELD  LESS  THAN SIX          1.00%                   1.00%
   SHARES OF THE FUND.  MONTHS  2  (as a percentage of amount redeemed)

                        ANNUAL FUND OPERATING EXPENSES (deducted from Fund
                        assets)
                                                                                     0.75%                   0.75%
                        MANAGEMENT FEES
                        DISTRIBUTION (12B-1) FEES                                     NONE                   0.25%
                                                                                     2.66%                   2.66%
                        OTHER EXPENSES
                                                                                     3.41%                   3.66%
                        TOTAL ANNUAL FUND OPERATING EXPENSES  3
                        ====================================================================================================

                        1  RETAIL CLASS DID NOT COMMENCE OPERATIONS DURING THE FISCAL YEAR ENDED DECEMBER 31, 2001. AS A
                           RESULT, "OTHER EXPENSES" FOR RETAIL CLASS IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
                           YEAR.
                        2  PLEASE SEE "REDEEMING FUND SHARES".
                        3  VOLUNTARY FEE WAIVER AND/OR EXPENSE REIMBURSEMENT         2.41%                   2.41%

                           NET EXPENSES                                              1.00%                   1.25%

                           THIS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT MAY BE TERMINATED AFTER SUFFICIENT NOTICE AT ANY
                           TIME.

============================================================================================================================
       THIS EXAMPLE IS  The example assumes that:
  INTENDED TO HELP YOU  o  You invest $10,000 in the Fund for the
   COMPARE THE COST OF     time periods indicated.
 INVESTING IN THE FUND  o  Your investment has a 5% return each year.
      WITH THE COST OF  o  The Fund's operating expenses remain the        Although your actual costs may be higher or
    INVESTING IN OTHER     same. +                                         lower, under these assumptions your costs
         MUTUAL FUNDS.  o  You redeem your investment at the end of        would be:
                           each period.
                                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                               ------     -------     -------     --------
                        INSTITUTIONAL CLASS                                     $344       $1,048      $1,774      $3,694
                        RETAIL CLASS                                            $368       $1,120      $1,892      $3,915
                        ----------------------------------------------------------------------------------------------------

                        +  The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $102, $318, $552 and $1,225, respectively. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $127, $397, $686 and $1,511, respectively.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY

============================================================================================================================
       INVESTMENT GOAL  Long-term growth of capital.
============================================================================================================================
             PRINCIPAL  The Fund invests at least 80% of its net assets       and/or is a leading company in one of the four
           INVESTMENTS  in the equity securities of companies throughout      broad categories: 1) water supply and treatment
                   AND  the world operating in the global water sector        services, 2) equipment manufacturers, 3) waste
            STRATEGIES  ("water companies"). A water company is one that      management and recycling, 4) bottled water
                        derives a greater percentage of its revenue from      production.
                        water-related sources than from any other source
============================================================================================================================
                EQUITY  Equity securities include common and preferred     The four broad categories listed above would
            SECURITIES  stocks, investment company shares, convertible     include:
                        debt securities, warrants, subscription rights
                        and depositary receipts for foreign stocks.        o  water-producing companies;

                                                                           o  water conditioning and desalinization
                                                                              companies;

                                                                           o  companies specializing in waste-water
                                                                              treatment, sewers and the treatment of solid,
                                                                              liquid and chemical waste;

                                                                           o  companies operating sewage-treatment plants;

                                                                           o  suppliers to any of the foregoing; and

                                                                           o  companies providing facilities, consultancy
                                                                              and engineering services associated with the
                                                                              above activities.
============================================================================================================================
       HOW THE ADVISER  The Fund's adviser looks for water companies       o  high earnings and sales growth on a per share
    SELECTS THE FUND'S  that exhibit the potential for significant            basis;
           INVESTMENTS  growth over the long-term. The adviser defines
                        long-term as a time horizon of at least three      o  low variation in net income growth and sales
                        years. The investment process employs a               growth;
                        fundamental bottom-up approach to investment
                        management.  To choose the securities for the      o  stable or increasing gross profit margins;
                        Fund, the adviser seeks to identify companies
                        with:                                              o  low valuation (price to book, price to sales)
                                                                              and low market price implied growth rate in
                                                                              free cashflow discounting model; and

                                                                           o  positive price momentum.
============================================================================================================================

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY -  continued

============================================================================================================================
             PRINCIPAL  You could lose money on your investment in the     The Fund is classified as "non-diversified" under
            INVESTMENT  Fund or the Fund may not perform as well as other  the federal securities laws. This means that the
                 RISKS  investments if any of the following occurs:        Fund has the ability to concentrate a relatively
                                                                           high percentage of its investments in the
----------------------  o  Domestic or foreign stock prices go down        securities of a small number of companies.
  AN INVESTMENT IN THE     generally.                                      Investing in this manner makes the Fund more
    FUND IS NOT A BANK                                                     susceptible to a single economic, political or
    DEPOSIT AND IS NOT  o  Changes in foreign currency rates depress the   regulatory event than a more diversified fund
 INSURED OR GUARANTEED     value of the Fund's investments.                might be. Also, a change in the value of a single
        BY THE FEDERAL                                                     company will have a more pronounced effect on the
     DEPOSIT INSURANCE  o  An adverse event, such as an unfavorable        Fund than such a change would have on a more
    CORPORATION OR ANY     earnings report, depresses the value of a       diversified fund.
      OTHER GOVERNMENT     particular company's stock.                     -------------------------------------------------
               AGENCY.                                                     Furthermore, the Fund is considered to be a
                        o  The adviser's judgment about country or         sector fund. This means that the Fund will
                           industry allocations or the attractiveness,     concentrate its investments in a single sector;
                           value or potential appreciation of a            in this case, the water sector. Investing in a
                           particular stock proves to be incorrect.        single sector makes the Fund more susceptible to
                                                                           negative impacts on that sector than a less
                        The Fund may invest in companies with small to     concentrated fund might be. Also, a change in the
                        medium market capitalizations (generally less      value of a single company in that industry might
                        than $6 billion). Prices of these companies'       affect the value of other companies in that
                        stocks may be more volatile because these          sector. This would have a more pronounced negative
                        companies;                                         effect on the Fund than on a less concentrated
                                                                           fund.
                        o  are relatively small compared to
                           large-cap companies,

                        o may be engaged in business mostly within their own geographic region, and

                        o may be less well-known to the investment community.

                        Also, small companies often have less liquidity,
                        less management depth, narrower market
                        penetrations, less diverse product lines, and
                        fewer resources than larger companies.
                        -------------------------------------------------

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - continued

============================================================================================================================
           PERFORMANCE  The Fund has no past performance to report
                        because the Institutional Class and Retail Class
                        of the Fund started on December 31, 2001. Once
                        the Fund has a performance history of at least
                        one full calendar year, a Bar Chart and
                        Performance Table will be included in the
                        prospectus. The Fund's annual return (before and
                        after taxes) will also be compared to the return
                        of a benchmark index.
============================================================================================================================
     FEES AND EXPENSES                                                         INSTITUTIONAL CLASS        RETAIL CLASS 1
                                                                               -------------------        ----------------
  THIS TABLE DESCRIBES  SHAREHOLDER FEES (paid directly from your investment)          NONE                   NONE
 THE FEES AND EXPENSES
   THAT YOU MAY PAY IF  REDEMPTION FEES FOR SHARES HELD LESS THAN SIX                 1.00%                  1.00%
      YOU BUY AND HOLD  MONTHS 2 (as a percentage of amount redeemed)
    SHARES OF THE FUND
                        ANNUAL FUND OPERATING EXPENSES (deducted from Fund
                        assets)
                                                                                      1.00%                  1.00%
                        MANAGEMENT FEES
                        DISTRIBUTION (12B-1) FEES                                      NONE                  0.25%
                                                                                      3.65%                  3.65%
                        OTHER EXPENSES
                                                                                      4.65%                  4.90%
                        TOTAL ANNUAL FUND OPERATING EXPENSES 3
                        ====================================================================================================

                        1  SINCE THE INSTITUTIONAL CLASS HAS NOT HAD A FULL YEAR OF OPERATIONS AND THE RETAIL CLASS DID NOT
                           COMMENCE OPERATIONS DURING THE FISCAL YEAR ENDED DECEMBER 31, 2001, "OTHER EXPENSES" IS BASED ON
                           ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN SUCH
                           ESTIMATES.
                        2  PLEASE SEE "REDEEMING FUND SHARES".
                        3  VOLUNTARY FEE WAIVER AND/OR EXPENSE REIMBURSEMENT          3.35%               3.35%

                           NET EXPENSES                                               1.30%               1.55%
                                                                                      ====                ====
                           THIS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT MAY BE TERMINATED AFTER SUFFICIENT NOTICE AT ANY
                           TIME.

============================================================================================================================
       THIS EXAMPLE IS  The example assumes that:
  INTENDED TO HELP YOU  o  You invest $10,000 in the Fund for the
   COMPARE THE COST OF     time periods indicated.
 INVESTING IN THE FUND  o  Your investment has a 5% return each year.
      WITH THE COST OF  o  The Fund's operating expenses remain the
    INVESTING IN OTHER     same.+                                          Although your actual costs may be higher or
         MUTUAL FUNDS.  o  You redeem your investment at the end of        lower, under these assumptions your costs would
                           each period.                                    be:

                                                                               1 YEAR     3 YEARS
                        INSTITUTIONAL CLASS                                     $466       $1,402
                        RETAIL CLASS                                            $490       $1,472
                        ----------------------------------------------------------------------------


                        +  The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, and 3 years in the example would be $132 and $412 respectively.
                           Using the net expense calculation, your costs for the Retail Class shares for 1 and 3 years in the example would be $158, and $490 respectively.

THE FUNDS' INVESTMENTS

============================================================================================================================
            DEPOSITARY  Depositary receipts are securities issued by       Depositary Receipts, European Depositary
              RECEIPTS  banks and other financial institutions that        Receipts, Global Depositary Receipts and Russian
                        represent interests in the stocks of foreign       Depositary Certificates.
                        companies. They include American
============================================================================================================================
           CONVERTIBLE  Convertible securities are fixed-income            of common stock.  Convertible securities have
            SECURITIES  securities that may be converted at either a       general characteristics similar to both
                        stated price or stated rate into underlying        fixed-income and equity securities.
                        shares
============================================================================================================================
          WARRANTS AND  Warrants and subscription rights entitle the
   SUBSCRIPTION RIGHTS  holder to acquire the stock of a company at a set price.
============================================================================================================================
       DEBT SECURITIES  Each Fund may invest up to 20% of its assets in    Securities are investment grade if they:
                        investment grade debt securities of U.S. and       o   Are rated in one of the top four
                        foreign corporate and governmental issuers.            short-term or long-term rating categories
                        These may include all types of debt securities         of a nationally recognized statistical
                        of any maturity.                                       rating organization; or
                                                                           o   Are unrated securities that the
                        The value of debt securities will go down if           adviser believes to be of comparable
                        interest rates go up, or the issuer of the             quality.
                        security has its credit rating downgraded or
                        defaults on its obligation to pay principal or     A Fund's credit standards also apply to
                        interest.                                          counterparties to OTC derivative contracts.
============================================================================================================================
             DEFENSIVE  Each Fund may depart from its principal            market and short-term debt securities.  If a
           INVESTMENTS  investment strategies in response to adverse       Fund takes a temporary defensive position, it
                        market conditions by taking temporary defensive    may be unable to achieve its investment goal.
                        positions in all types of money
============================================================================================================================
           DERIVATIVES  Each Fund may, but is not required to, use         Even a small investment in derivative contracts
           AND HEDGING  derivative contracts for any of the following      can have a big impact on a Fund's stock market or
            TECHNIQUES  purposes:                                          currency exposure. Therefore, using derivatives
                                                                           can disproportionately increase losses and reduce
                        o  To hedge against the economic impact of         opportunities for gains when stock prices or
                           adverse changes in the market value of its      currency rates are changing.
                           securities, because of changes in stock market
                           prices or currency exchange rates.              A Fund may not fully benefit from or may lose
                                                                           money on derivatives if changes in their value do
                        o  As a substitute for buying or selling           not correspond accurately to changes in the value
                           securities or currencies.                       of a Fund's holdings. The other parties to
                                                                           over-the-counter derivative contracts present the
                        Derivative contracts include options and futures   same types of default risk as issuers of fixed
                        on securities, securities indices or currencies;   income securities. Derivatives can also make a
                        options on these futures; forward currency         Fund less liquid and harder to value, especially
                        contracts; and currency swaps. Derivative          in declining markets.
                        contracts are valued on the basis of the value of
                        the underlying securities. A derivative contract
                        will obligate or entitle a Fund to deliver or
                        receive an asset or cash payment based on the
                        change in value of one or more securities,
                        currencies or indices.
============================================================================================================================
              EMERGING  European Equity Fund and International Equity
               MARKETS  Fund may invest up to 5% of assets in emerging
                        market securities.


============================================================================================================================
             PORTFOLIO  Each Fund may engage in active and frequent        Frequent trading also increases transaction
              TURNOVER  trading. This may lead to the realization and      costs, which could detract from a Fund's
                        distribution to shareholders of higher capital     performance.
                        gains, which would increase their tax liability.
============================================================================================================================
           EACH FUND'S  Each Fund's goal is non-fundamental so that the    of the Fund's shareholders. A Fund might not
       INVESTMENT GOAL  board of trustees may change the investment goal   succeed in achieving its goal.
                        of a Fund without obtaining the approval
============================================================================================================================

INVESTMENT ADVISER

============================================================================================================================
           EACH FUND'S  The adviser provides investment advice and         average daily net assets shown below. The adviser
            INVESTMENT  portfolio management services to each Fund. Under  has voluntarily agreed to cap the total annual
            ADVISER IS  the supervision of the board of trustees, the      operating expenses of the Retail and
                PICTET  adviser makes each Fund's day-to-day investment    Institutional classes of each Fund as shown
         INTERNATIONAL  decisions, arranges for the execution of           below:
    MANAGEMENT LIMITED  portfolio transactions and makes available the
                        research services of its portfolio managers and    These caps do not apply to brokerage commissions,
                        security analysts.                                 taxes, interest and litigation, indemnification
                                                                           and other extraordinary expenses. These expense
                        Each Fund has agreed to pay the adviser an         caps can be revoked after sufficient notice at
                        advisory fee at the annual rate of the Fund's      any time.

============================================================================================================================
                     FUND                                                               EXPENSE LIMITATION
                                                    MANAGEMENT FEE            INSTITUTIONAL CLASS           RETAIL CLASS
Pictet Eastern European Fund                             1.50%                     2.00%                      2.25%
Pictet Global Emerging Markets Fund                      1.25%                     1.70%                      1.95%
Pictet International Small Companies Fund                1.00%                     1.20%                      1.45%
Pictet European Equity Fund                              0.75%                     1.00%                      1.25%
Pictet International Equity Fund                         0.75%                     1.00%                      1.25%
Pictet Global Water Fund                                 1.00%                     1.30%                      1.55%

============================================================================================================================
                        The adviser was established in 1980 and as of      and regulated in the United Kingdom by the
                        December 31, 2001 had approximately $8.7 billion   Financial Services Authority. The adviser is an
                        of assets under management for more than 150       affiliate of Pictet & Cie, a Swiss private bank
                        accounts. The adviser manages a range of products  that was founded in 1805. As of December 31,
                        including international fixed income and equity    2001, Pictet & Cie managed approximately $107
                        portfolios for U.S. and international              billion of assets under management and
                        institutional clients. Its address is Tower 42,    administration for institutional and private
                        Level 37, 25 Old Broad Street, London, EC2N 1HQ,   clients. Pictet & Cie is owned by eight partners.
                        United Kingdom. The adviser is both registered as
                        a U.S. investment adviser
============================================================================================================================
               EASTERN  NAMES OF MANAGERS                                  POSITIONS DURING LAST FIVE YEARS
       EUROPEAN FUND'S  (TIME ON FUND TEAM)
             PORTFOLIO  ----------------------------------------------------------------------------------------------------
            MANAGEMENT  Jury Ostrowsky                                     Senior investment manager and Deputy Head of the
                  TEAM  (since inception)                                  emerging markets team, with special responsibility
                                                                           for the EMEA region. Before joining the adviser in
                                                                           1994, he worked for three years as a research
                                                                           analyst for UBS in Zurich.
                        ----------------------------------------------------------------------------------------------------
                        Jack Arnoff                                        Senior Investment manager specializing in the
                        (since 1998)                                       markets of the former Soviet Union and Emerging
                                                                           Europe. Before joining the adviser in 1998, he
                                                                           was an associate with Schooner Capital (Boston)
                                                                           working on venture capital projects in Bulgaria,
                                                                           Romania, Ukraine and Poland. He has also
                                                                           consulted for Bulgarian banks on privatization
                                                                           and financing projects.
                        ----------------------------------------------------------------------------------------------------

============================================================================================================================
       GLOBAL EMERGING  NAMES OF MANAGERS                                  POSITIONS DURING LAST FIVE YEARS
        MARKETS FUND'S  (TIME ON FUND TEAM)
             PORTFOLIO  ----------------------------------------------------------------------------------------------------
            MANAGEMENT  John Paul Smith                                    Director and Head of Emerging Investments for the
                  TEAM  (since 2001)                                       adviser. Before joining the adviser in 2001, he
                                                                           was at Morgan Stanley from 1995, most recently as
                                                                           head of global emerging markets strategy.
                        ----------------------------------------------------------------------------------------------------
                        Jury Ostrowsky                                     Senior investment manager and Deputy Head of the
                        (since inception)                                  emerging markets team, with special
                                                                           responsibility for the EMEA region. Before
                                                                           joining the adviser in 1994, he worked for three
                                                                           years as a research analyst for UBS in Zurich.
                        ----------------------------------------------------------------------------------------------------
                        Jack Arnoff                                        Senior investment manager specializing in the
                        (since 1998)                                       markets of the former Soviet Union and Emerging
                                                                           Europe. Before joining the adviser in 1998, he
                                                                           was an associate with Schooner Capital (Boston)
                                                                           working on venture capital projects in Bulgaria,
                                                                           Romania, Ukraine and Poland. He has also
                                                                           consulted for Bulgarian banks on privatization
                                                                           and financing projects.
                        ----------------------------------------------------------------------------------------------------
                        Nidhi Mahurkar                                     Senior investment manager with overall
                        (since 2001)                                       responsibility for the specialist Asian Equity
                                                                           team. Before joining the adviser in 2001, she
                                                                           worked for five years at Lazard Asset Management
                                                                           managing Asian equities.
                        ----------------------------------------------------------------------------------------------------
                        Emil Wolter                                        Senior investment manager within the Emerging
                        (since 1997)                                       Markets team specializing in Asia. Before joining
                                                                           the adviser in 1997, he spent two years as an
                                                                           analyst with Datastream covering Pan-European
                                                                           industrial and financial companies.
                        ----------------------------------------------------------------------------------------------------
         INTERNATIONAL  NAMES OF MANAGERS                                  POSITIONS DURING LAST FIVE YEARS
       SMALL COMPANIES  (TIME ON FUND TEAM)
                FUND'S  ----------------------------------------------------------------------------------------------------
             PORTFOLIO  Robert Treich                                      Senior investment manager of the adviser, head of
            MANAGEMENT  (since 1996)                                       the Small Companies team and lead manager on
                  TEAM                                                     Fund. Before to joining the adviser in 1996, he
                                                                           worked for Richardson Greenshields of Canada.
                                                                           Robert is a graduate of McGill University and a
                                                                           Chartered Financial Analyst.
                        ----------------------------------------------------------------------------------------------------
                        Michael McLaughlin                                 Senior investment manager of the adviser within
                        (since inception)                                  the Small Companies team. He is responsible for
                                                                           the Asia Pacific region. Before to joining the
                                                                           adviser in 1995, he was the Japanese investment
                                                                           manager and member of the asset allocation team
                                                                           at Provident Mutual.
                        ----------------------------------------------------------------------------------------------------
                        Nils Francke                                       Senior investment manager of the adviser within
                        (since inception)                                  the Small Companies team. Before joining the
                                                                           adviser in 1994, he worked for M M Warburg Bank
                                                                           in Hamburg, Salomon Brothers Inc. in New York and
                                                                           Schroder Munchmeyer Hengst of Germany.

============================================================================================================================
                        Philippe Sarreau                                   Senior investment manager of the adviser within
                        (since 1998)                                       the smaller companies team. Before joining the
                                                                           adviser in 1998, he worked at Credit Lyonnais as
                                                                           a French smaller companies analyst from 1994 to
                                                                           1998 and was responsible for the development of a
                                                                           specialized small cap sales team in London.
                        ----------------------------------------------------------------------------------------------------
                        Justin Hill                                        Senior investment manager of the adviser. Before
                        (since 2001)                                       joining the adviser in 2001, he spent five years
                                                                           with the UK Small Companies team at Friends
                                                                           Ivory & Sime Asset Management.

                        ----------------------------------------------------------------------------------------------------
              EUROPEAN  NAMES OF MANAGERS                                  POSITIONS DURING LAST FIVE YEARS
         EQUITY FUND'S  (TIME ON FUND TEAM)
             PORTFOLIO  ----------------------------------------------------------------------------------------------------
            MANAGEMENT  Scott Jaffray                                      Director with specific responsibility for the
                 TEAM   (since inception)                                  European team and its investments. Before joining
                                                                           the adviser in 1996, Scott spent six years
                                                                           heading the European Equity team at Norwich Union
                                                                           Investment Management, a UK based insurance
                                                                           company.
                        ----------------------------------------------------------------------------------------------------
                        Alison Brown                                       Investment manager within the European Equity
                        (since inception)                                  team. She joined the adviser in 1998 after
                                                                           graduating with a MEng in Engineering and
                                                                           Computing Science from St. Anne's College,
                                                                           Oxford. Alison is an Associate member of the
                                                                           Society for Investment Professionals.
                        ----------------------------------------------------------------------------------------------------
                        Stephen Burrows                                    Senior investment manager of the adviser since
                        (since inception)                                  1997. Before joining the adviser in 1997, Stephen
                                                                           worked two years as an investment manager on the
                                                                           European Equity team at Norwich Union.
                        ----------------------------------------------------------------------------------------------------
                        Jeff Currington                                    Senior investment manager of the adviser since
                        (since 2001)                                       2001. Jeff joined the adviser from Morley Fund
                                                                           Management (formed from the merger of Norwich
                                                                           Union and CGU in 2000) where he was Head of
                                                                           European Equities. Prior to the merger he held
                                                                           the same position at Norwich Union Fund
                                                                           Management.
                        ----------------------------------------------------------------------------------------------------
                        Alessandro Lunghi                                  Senior investment manager of the adviser since
                        (since inception)                                  1999. Before joining the adviser in 1999,
                                                                           Alessandro worked at Goldman Sachs Asset
                                                                           Management from 1996 to 1999 as a senior
                                                                           portfolio manager in the GSAM pan-European Equity
                                                                           team and a team leader of an industry research
                                                                           group. Before that he worked at CIN Management
                                                                           where his responsibilities included European
                                                                           Equity fund management as well as active
                                                                           quantitative techniques and risk management.
                        ----------------------------------------------------------------------------------------------------
                        Grant Cullens                                      Senior investment manager of the adviser. Before
                        (since inception)                                  joining the adviser in 1998, Grant worked at
                                                                           Salomon Bros. as head of their UK equity sales
                                                                           desk during 1997. Before this, he worked at TSB
                                                                           Investment Management where he managed many of
                                                                           its UK unit trusts. Grant became head of the UK
                                                                           unit trust investment team managing (pound)4
                                                                           billion of UK assets following the merger of TSB
                                                                           Investment Management with Hill Samuel and
                                                                           subsequently Lloyds Investment Management.
                        ----------------------------------------------------------------------------------------------------

================================================================================================================================
         INTERNATIONAL  NAMES OF MANAGERS                                  POSITIONS DURING LAST FIVE YEARS
         EQUITY FUND'S  (TIME ON FUND TEAM)
             PORTFOLIO  ----------------------------------------------------------------------------------------------------
            MANAGEMENT  Richard Heelis                                     Senior investment manager of the adviser with
                  TEAM  (since inception)                                  responsibility for the Japanese equity market on
                                                                           the International team. Before joining the
                                                                           adviser in 1999, he was responsible for all
                                                                           Norwich Union's Japanese equity portfolios.
                        ----------------------------------------------------------------------------------------------------
                        Michael Collins                                    Head of Global Asset Allocation team of the
                        (since inception)                                  adviser with responsibility for top down asset
                                                                           allocation and strategy recommendations. Before
                                                                           joining the adviser in 1999, he was responsible
                                                                           for top-level country allocation and long term
                                                                           investment strategy for Norwich Union's With
                                                                           Profits Fund.
                        ----------------------------------------------------------------------------------------------------
                        Alison Brown                                       Investment manager within the European Equity
                        (since inception)                                  team. She joined the adviser in 1998 after
                                                                           graduating with a MEng in Engineering and
                                                                           Computing Science from St. Anne's College,
                                                                           Oxford. Alison is an Associate member of the
                                                                           Society for Investment Professionals.
                        ----------------------------------------------------------------------------------------------------
                        Scott Jaffray                                      Director with specific responsibility for the
                        (since inception)                                  European team and its investments. Before joining
                                                                           the adviser in 1996, Scott spent six years
                                                                           heading the European equity team at Norwich
                                                                           Union.
                        ----------------------------------------------------------------------------------------------------
          GLOBAL WATER  NAMES OF MANAGERS                                  POSITIONS DURING LAST FIVE YEARS
                FUND'S  (TIME ON FUND TEAM)
             PORTFOLIO  ----------------------------------------------------------------------------------------------------
               MANAGER  Hans Peter Portner                                 Hans Peter Portner is a senior asset manager for
                        (since inception)                                  the adviser, where he manages the Global Water
                                                                           Fund and other water related investment products.
                                                                           He holds a masters  degree in economics  from the
                                                                           University  of Berne.  He started his  investment
                                                                           career  in  1992  at  UBS  Brinson  in  Basle  as
                                                                           international  equity manager.  In 1997 he joined
                                                                           the adviser as equity  manager for  institutional
                                                                           clients.   In  2000   he   began   managing   the
                                                                           Luxembourg-based   Pictet   Global   Water   Fund
                                                                           Compartment.  Hans Peter is a Chartered Financial
                                                                           Analyst (CFA).

============================================================================================================================
           PERFORMANCE  The table below shows the past performance of the  The performance of the Investment Pool over a
            OF SIMILAR  Pictet Global Water Fund Compartment, a foreign    full economic and market cycle may be worse than
               ACCOUNT  investment pool based in Luxembourg (the           the performance for the limited period shown
            MANAGED BY  "Investment Pool") with total assets of 467.2      below. The information presented is based on
           THE ADVISER  million Euros as of December 31, 2001. The         performance data provided by the adviser.
                        Investment Pool is also managed by the adviser.
                        The Investment Pool has investment objectives,     The Investment Pool is not subject to the same
                        policies and strategies that are substantially     types of expenses as the Fund. In addition, it is
                        similar though not identical to those of the       not subject to the same diversification
                        Fund.                                              requirements, tax restrictions and other
                                                                           investment limitations imposed on the Fund by the
                        The table shows the past performance of the        U.S. laws and regulations applicable to U.S.
                        adviser in managing the substantially similar      mutual funds. The performance results of the
                        Investment Pool. It does not represent the past    Investment Pool could have been negatively
                        performance of the Fund or indicate how the Fund   affected if it had been regulated as a U.S.
                        will perform in the future. The strategy of        mutual fund. The performance in the table
                        investing primarily in global water companies is   reflects the deduction of investment advisory
                        relatively new and untested compared to other      fees and is net of transaction costs and
                        more established and widely used investment        expenses. The expenses of the Fund will differ,
                        strategies. The Investment Pool has operated and   which will affect its performance.
                        has a performance record for less that two years,
                        which is less than a complete economic or stock
                        market cycle for the global water industry.
                        ----------------------------------------------------------------------------------------------------

                                                         PERIOD ENDED      YEAR ENDED
                                                         DECEMBER 31,     DECEMBER 31,
                                                            2000*            2001
                                                            ----             ----
                        INVESTMENT POOL**                   12.75%          (9.92)%

                        ----------------------

                        *  1/21/00 - 12/31/00.

                        ** The Investment Pool is the only account managed by the adviser with investment objectives, policies and strategies similar to those of the Fund, except for the Italian mutual fund. The returns of the Italian mutual fund were excluded from the composite because of its short performance history. The Italian mutual fund commenced operations on May 1, 2001 and had total assets of 3.7 million Euros as of December 31, 2001. This fund's cumulative total return for the eight month period ended December 31, 2001 was (8.48)%.

INVESTMENT AND ACCOUNT POLICIES

============================================================================================================================
    CALCULATION OF NET  Each Fund calculates its net asset value per       Price information on listed securities is taken
           ASSET VALUE  share ("NAV") at the close of regular trading on   from the exchange where the security is primarily
                        the New York Stock Exchange ("NYSE") (normally     traded. Securities not traded on the valuation
                        4:00 p.m. Eastern time) on each day the NYSE is    date for which market quotations are readily
                        open for business. The NYSE is open every week,    available are valued at the mean between the bid
                        Monday through Friday, except on national          and ask prices, if available; otherwise they are
                        holidays and Good Friday. If the New York Stock    valued at the last reported closing price.
                        Exchange closes early, the time for calculating
                        NAV and the deadlines for share transactions will  When market prices are not available, or when the
                        be accelerated to the earlier closing times. The   adviser believes that they are unreliable or that
                        NAVs will differ between classes of shares. The    the value of securities has been materially
                        NAV of a class with higher expenses will be lower  affected by events occurring after a foreign
                        than a class with lower expenses.                  exchange closes, a Fund may price those
                                                                           securities at fair value. Fair value is
                        Each Fund generally values its portfolio           determined in accordance with procedures approved
                        securities based on market prices or quotations.   by the board of trustees. A Fund that uses fair
                        Securities listed on a foreign exchange and        value to price securities may value those
                        unlisted foreign securities are generally valued   securities higher or lower than another Fund
                        at the latest quoted sale price available before   using market quotations or its own fair value
                        the time when assets are valued. Securities        determination to price the same securities.
                        listed on a U.S. securities exchange are
                        generally valued at the last quoted sale price as  International markets may be open on days when
                        of the close of the exchange's regular trading     U.S. markets are closed. The value of foreign
                        hours on the day the valuation is made. A Fund's   securities owned by a Fund could change on days
                        currency translations are done when the London     when investors cannot buy or redeem shares.
                        Stock Exchange closes.
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
            PURCHASING  The adviser, its affiliates or other institutions  responsible for transmitting orders promptly to a
           FUND SHARES  (collectively, "institutions") may buy shares of   Fund's transfer agent.
                        a Fund at net asset value. Institutions are
----------------------------------------------------------------------------------------------------------------------------
     PURCHASING SHARES  Purchases may also be made at net asset value by              INVESTMENT MINIMUMS
     THROUGH FINANCIAL  the following:                                               (INSTITUTIONAL CLASS)
       INTERMEDIARIES/                                                     Initial purchase                $50,000
         PROFESSIONALS  o  Investment advisers or financial
                           planners who place trades for their own         Additional purchases             $5,000
                           accounts or the accounts of their clients
                           and who charge a management, consulting or                 INVESTMENT MINIMUMS
                           other fee for their services; and clients                     (RETAIL CLASS)
                           of these investment advisers or financial
                           planners who place trades for their own         Initial purchase                 $2,500
                           accounts if the accounts are linked to the
                           master account of the investment adviser or     Additional purchases              $ 500
                           financial planner on the books and records
                           of the broker or agent.                         Certain retirement accounts (e.g. IRAs, Roth
                        o  Retirement and deferred compensation            IRAs, Educational IRAs, Simple IRAs) may purchase
                           plans and trusts used to fund those plans,      shares of a Fund with an initial purchase of $2,000
                           including, but not limited to, those            for the Institutional Class and $1,000 for the Retail
                           defined in section 401(a), 403(b), or 457       Class. Additional purchases may be made of $2,000
                           of the Internal Revenue Code and "rabbi         each for the Institutional Class and $500 each for
                           trusts."                                        the Retail Class. Additional purchases for those in
                                                                           the Automatic Investment Plan may be as little as
                        Investors may be charged a fee if they effect      $500 each.
                        transactions in Fund shares through a broker or
                        agent.                                             Fund officers have discretion to waive or reduce
                                                                           any of the above minimum investment requirements.
----------------------------------------------------------------------------------------------------------------------------
       PURCHASE ORDERS  A purchase order will be filled at a Fund's NAV    Institutions and other investors should contact
          AND PAYMENTS  next calculated after the order has been received  the adviser for information about purchasing Fund
                        by either the Fund's transfer agent, PFPC Inc.,    shares through in-kind exchanges of securities.
                        by one or more brokers authorized to accept
                        purchase orders on a Fund's behalf, or by a        Each Fund and its distributor reserve the right
                        designated intermediary authorized by a broker to  to suspend the offering of Fund shares or to
                        accept orders on a Fund's behalf. A Fund will be   reject any purchase order.
                        deemed to have received the order when an
                        authorized broker or broker's authorized designee
                        accepts the order. Institutions must send payment
                        for Fund shares in federal funds to the transfer
                        agent by 12:00 noon Eastern time on the next
                        business day.

============================================================================================================================
     PURCHASING SHARES  Call 1-877-470-0103 to arrange for a telephone     The Funds and PFPC reserve the right to refuse
          BY TELEPHONE  transaction. If you want to make future            any telephone transaction when they are unable to
                        transactions (e.g., purchase additional shares,    confirm to their satisfaction that a caller is
                        redeem or exchange shares) by telephone, you will  the account owner or a person preauthorized by
                        need to elect this option either on the initial    the account owner. PFPC has established security
                        application or subsequently in writing.            procedures to prevent unauthorized account
                                                                           access. The telephone transaction may be
                        Each Fund and its transfer agent have procedures   suspended, limited, modified or terminated at any
                        privilege designed to verify that telephone        time without prior notice by the Funds or PFPC.
                        instructions are genuine. If they follow these     Neither the Funds nor any of its service
                        procedures, they will not be liable for any        contractors will be liable for any loss or
                        losses caused by acting on unauthorized telephone  expense in acting upon telephone instructions
                        instructions.                                      that are reasonably believed to be genuine.
----------------------------------------------------------------------------------------------------------------------------
     PURCHASING SHARES  Complete and sign an application. Make your        Mail your application and/or check to:
               BY MAIL  check payable to Pictet Funds. If you are adding   PFPC Inc.
                        to your existing account, include your account     Att'n: PICTET Funds
                         name and number on the check.                     P.O. Box 61503
                                                                           211 S. Gulph Road
                                                                           King of Prussia, PA 19406
----------------------------------------------------------------------------------------------------------------------------
     PURCHASING SHARES  If you are opening a new account, call the Funds   If you are adding to your existing account, you
               BY WIRE  at 1-877-470-0103 to arrange for a wire            do not need to call the Funds to arrange for a
                        transaction. Then wire federal funds to:           wire transaction, but be sure to include your
                        Boston Safe Deposit & Trust                        name and account number.
                        ABA#: 011001234
                        Credit: (Insert name of your Fund)
                        Acct#: 143766
                        FBO: (Insert shareholder name and account number)

                        Complete and sign an application and mail
                        immediately following the initial wire
                        transaction to:
                        PFPC Inc.
                        Att'n: PICTET Funds
                        P.O. Box 61503
                        211 S. Gulph Road
                        King of Prussia, PA 19406
----------------------------------------------------------------------------------------------------------------------------
             AUTOMATIC  Through this option, you can have money            The initial $50,000 minimum investment for the
       INVESTMENT PLAN  electronically deducted from your checking,        Institutional Class and $2,500 minimum investment
                        savings or bank money market accounts and          for the Retail Class still apply. However,
                        invested in the Funds each month or quarter.       subsequent investments can be as little as $500,
                        Complete the Automatic Investment Plan             for either class.
                        Application, which is available upon request by
                        calling 1-877-470-0103, and mail it to the         The Funds may alter or terminate the Automatic
                        address indicated.                                 Investment Plan at any time.

============================================================================================================================
     EXCHANGES BETWEEN  You may exchange shares of a Fund for shares of    To protect other shareholders of a Fund, a Fund
          PICTET FUNDS  any other Pictet Fund with the same class of       may cancel the exchange privileges of any person
                        shares at the NAV of the acquired Fund next        that, in the opinion of the Fund, is using
                        determined after receipt of your exchange          market-timing strategies. The Funds may change or
                        request. Both accounts must have identical         terminate the exchange privilege on 60 days'
                        registrations. Exchanges must meet the applicable  advance notice to shareholders.
                        minimum initial investment requirements for the
                        acquired Fund. You may exchange into another Fund  You may be subject to a redemption fee if you
                        only if its shares may legally be sold in your     exchange shares after holding them less than six
                        home state.                                        months. Please see "Redeeming Fund Shares" below.
----------------------------------------------------------------------------------------------------------------------------
 REDEEMING FUND SHARES  If you exchange or redeem shares after holding     You may redeem shares of a Fund on any business
                        them six months or less (other than shares         day at the NAV next calculated after the transfer
                        acquired through reinvestment of dividends or      agent, broker authorized to accept redemption
                        other distributions), a fee of 1% of the current   orders on the Fund's behalf, or designated
                        net asset value of the shares being exchanged or   intermediary authorized by a broker to accept
                        redeemed will be assessed and retained by the      orders on the Fund's behalf receives the
                        Fund for the benefit of the remaining              redemption request in proper form. The Fund will
                        shareholders. This fee is intended to encourage    be deemed to have received the order when an
                        long-term investment, to avoid transaction and     authorized broker or broker authorized designee
                        other expenses caused by early redemptions, and    accepts the order. Institutions are responsible
                        to facilitate portfolio management.                for promptly transmitting redemption orders to a
                                                                           Fund's transfer agent.
                        The fee is currently waived for pension funds,
                        endowments and other similar institutional funds   Redemption proceeds are usually sent by wire on
                        due to certain economies associated with these     the business day after the effective date of a
                        accounts. The redemption fee may be modified or    redemption. Under unusual circumstances, a Fund
                        discontinued at any time or from time to time.     may suspend redemptions, if allowed by the
                        This fee is not a deferred sales charge, is not a  Securities and Exchange Commission ("SEC"), or
                        commission paid to the adviser and does not        postpone payment up to seven days.
                        benefit the adviser in any way.
                                                                           Each Fund may also pay redemption proceeds in
                        The "first-in, first-out" method will be used to   kind by giving securities to redeeming
                        determine your holding period. Under this method,  shareholders. You may pay transaction costs to
                        the date of redemption or exchange will be         dispose of these securities.
                        compared with the earliest purchase date of
                        shares held in your account. If your holding       If you purchased shares through a financial
                        period is less than six months, the                institution, a broker authorized to accept
                        redemption/exchange fee will be assessed on the    purchase orders on a Fund's behalf, or by a
                        current net asset value of those shares.           designated intermediary authorized by a broker to
                                                                           accept orders on a Fund's behalf, you should
                                                                           contact it for more information.

                                                                           Each institution, broker or intermediary may have
                                                                           its own procedures and requirements for selling
                                                                           shares and may charge fees.
----------------------------------------------------------------------------------------------------------------------------
      REDEEMING SHARES  If you have chosen the telephone redemption        1-877-470-0103 to redeem up to $100,000 worth of
          BY TELEPHONE  1-877-470-0103 to redeem up to $100,000 worth      shares.
                        privilege on the initial application or later
                        elected the privilege in writing, you may call

============================================================================================================================
      REDEEMING SHARES  Shareholders may sell shares by making a written   Signature guarantees are designed to verify that
              BY MAIL   request to:                                        major transactions or changes to your account are
                        PFPC Inc.                                          in fact authorized by you. You can obtain a
                        Att'n: PICTET Funds                                medallion signature guarantee from a domestic
                        P.O. Box 61503                                     bank or trust company, broker, dealer, clearing
                        211 S. Gulph Road                                  agency, savings association, or other financial
                        King of Prussia, PA 19406                          institution which is participating in a medallion
                                                                           program recognized by the Securities Transfer
                        Include signatures of all persons required to      Association. The three recognized medallion
                        sign for transactions, exactly as their names      programs are Securities Transfer Agents Medallion
                        appear on the account application.                 Program (STAMP), Stock Exchanges Medallion
                                                                           Program (SEMP) and New York Stock Exchange, Inc.
                        To protect your account from fraud, the Funds may  Medallion Program (NYSE MSP). Signature
                        require a medallion signature guarantee for        guarantees from financial institutions which are
                        certain redemptions. We require a medallion        not participating in one of these programs will
                        signature guarantee if:                            not be accepted. A notary public stamp or seal
                        o  your address of record has changed within the   cannot be substituted for a signature guarantee.
                           past 30 days or
                        o  you are selling more than $100,000 worth of
                           shares
----------------------------------------------------------------------------------------------------------------------------
      REDEEMING SHARES  If you have chosen the wire redemption privilege   Wire redemption requests must be received by the
               BY WIRE  on the initial application or later elected the    transfer agent by 4:00 p.m. Eastern time for
                        privilege in writing, you may have the Funds wire  money to be wired the next business day.
                        your proceeds to a predesignated bank account.
----------------------------------------------------------------------------------------------------------------------------
            SYSTEMATIC  If you have a minimum of $100,000 in your          payments. Under the Systematic Withdrawal Plan,
       WITHDRAWAL PLAN  account, you may direct the transfer agent to      you must elect to have dividends and
                        make payments to you (or anyone you designate)     distributions automatically reinvested in
                        monthly, quarterly or semi-annually.               additional Fund shares.

                        The amount of withdrawal payments must be at       The Funds may terminate any Systematic Withdrawal
                        least $500 per payment. Fund shares are redeemed   Plan if the value of the account falls below
                        in order to make withdrawal                        $10,000 due to share redemptions or an exchange
                                                                           of shares for shares of another Fund.
----------------------------------------------------------------------------------------------------------------------------
               CLOSING  Each Fund may close your account if, for reasons   After a Fund notifies you of its intention to
           SUB-MINIMUM  other than investment losses, the value of the     close the account, you will have 30 days to bring
              ACCOUNTS  Institutional Class shares or the Retail Class     the account back to the minimum level.
                        shares in the account falls below $25,000 or
                        $2,500, respectively. A Fund may convert your
                        Institutional Class shares to Retail Class shares
                        if the value of your account as a result of share
                        redemptions falls below $50,000.

============================================================================================================================
           PERFORMANCE  The performance of a Fund may be compared in       of a Fund may also be compared in publications to
                        publications to the performance of various         averages, performance rankings, or other
                        indices and investments for which reliable         information prepared by recognized mutual fund
                        performance data is available. The performance     statistical services.
----------------------------------------------------------------------------------------------------------------------------
            DIVIDENDS,  Redemptions and exchanges of Fund shares are       Each Fund declares and pays dividends and
         DISTRIBUTIONS  taxable events on which you may recognize a gain   distributions according to the following
             AND TAXES  or loss. Dividends and distributions are also      schedule. Dividends may differ between classes,
                        taxable, as described in the chart below, whether  with a class with higher expenses having a lower
                        they are received in additional shares or cash.    dividend.

             DIVIDENDS                   TYPE OF                      DECLARED                     FEDERAL
           ARE PAID IN                 DISTRIBUTION                   AND PAID                   TAX STATUS
            ADDITIONAL
             SHARES OF
               A FUND.
                        Dividends from net investment income          Annually           Taxable as ordinary income
                        Distributions of short term capital gain      Annually           Taxable as ordinary income
                        Distributions of long term capital gain       Annually           Taxable as capital gain

                        You should generally avoid investing in a Fund     Every January, each Fund will send shareholders
                        shortly before an expected dividend or             information about its dividends and
                        distribution.  Otherwise, you may pay taxes on     distributions during the previous calendar
                        dividends or distributions that are economically   year.  Most of a Fund's distributions are
                        equivalent to a partial return of your             expected to be capital gain.  If you do not
                        investment.    Income that the Funds receive       provide a Fund with a correct taxpayer
                        from sources within foreign countries may be       identification number and required
                        subject to withholding or other taxes imposed by   certifications, you may be subject to federal
                        such countries.  You should consult a tax          backup withholding tax.
                        adviser about particular federal, state, local
                        and other taxes that may apply to you.
----------------------------------------------------------------------------------------------------------------------------
          DISTRIBUTION  The Retail class shares of each Fund have adopted  The plan allows each Fund to pay not more than
          (12B-1) FEES  a rule 12b-1 distribution plan. Under the plan     0.25% per annum of the average daily net assets
                        the Retail class shares of each Fund may           of the Retail Class shares of the Fund. Because
                        reimburse the distributor, or others, on a         these fees are paid out of a Fund's assets on an
                        monthly basis for costs and expenses incurred by   ongoing basis, these fees will increase the cost
                        the distributor in connection with the             of your investment and over time may cost you
                        distribution and marketing of shares of the Fund.  more than paying other types of sales charges. In addition, the Retail Class of each Fund will pay
                                                                           a portion of the fees associated with
                                                                           participation in various network programs.
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following tables provide financial highlights of each Fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the Funds' annual report dated December 31, 2001, which are incorporated by reference into the Statement of Additional Information. The financial statements and related notes have been audited by PricewaterhouseCoopers, LLP, independent accountants. Additional information concerning the performance of each Fund is included in the annual report which may be obtained without charge by contacting a Fund at the address or phone number on the back cover of this prospectus.


PICTET EASTERN EUROPEAN FUND
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                ===============   ===========================================================
                                                    RETAIL                          INSTITUTIONAL
                                                ===============   ===========================================================
                                                    PERIOD          YEAR            YEAR           YEAR          PERIOD
                                                    ENDED           ENDED          ENDED          ENDED           ENDED
                                                  12/31/01**      12/31/01        12/31/00       12/31/99       12/31/98*
=============================================================================================================================
Net asset value, beginning of period                $8.48           $8.57          $8.87          $6.54          $10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment loss                            (0.02)          (0.05)         (0.12)         (0.09)           0.00 #
     Net realized and unrealized gain/(loss)         1.49            1.43          (0.18)          2.42           (3.39)
     on investments
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.47            1.38          (0.30)          2.33           (3.39)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income           -               -              -              -           (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                     -               -              -              -           (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital             0.01 #          0.01 #
NET ASSET VALUE, END OF PERIOD                      $9.96           $9.96          $8.57          $8.87           $6.54
=============================================================================================================================
Total return++                                      17.45%          16.22%         (3.38)%        35.63%         (33.93)%
=============================================================================================================================
Ratios to average net assets/supplemental data:
     Net assets, end of year (in 000's)               $86          $2,335         $1,823         $1,933          $1,636
     Ratio of operating expenses to average
        net assets                                   2.25 +          2.00%          2.00%          2.00%           2.00% +
     Ratio of net investment income/(loss) to
        average net assets                          (1.88)% +       (0.71)%        (1.21)%        (1.15)%         (0.06)% +
     Ratio of operating expenses to average
        net assets without waivers and
        expenses reimbursed                         14.60%+         11.87%          9.16%         11.54%           9.97% +
     Ratio of net investment income/(loss) to
        average net assets without waivers and
        expenses reimbursed                        (14.23)% +      (10.58)%        (8.37)%       (10.69)%         (8.03)% +
     Portfolio turnover rate                           69%             69%            88%           117%             91%

---------------------------------
*    Pictet Eastern European Fund commenced operations on April 7, 1998.
** Pictet Eastern European Fund Retail Class commenced operations on October 31, 2001.
+    Annualized.
++   Total return represents aggregate total return for the period.
#    Amount represents less than $0.01 per share.

PICTET GLOBAL EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                     YEAR           YEAR           YEAR            YEAR           YEAR
                                                    ENDED          ENDED           ENDED          ENDED           ENDED
                                                   12/31/01       12/31/00       12/31/99        12/31/98       12/31/97
=============================================================================================================================
Net asset value, beginning of year                  $7.02          $11.15          $6.81          $8.87          $10.13
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income/(loss)                    0.10            0.00 #        (0.01)          0.04            0.04
     Net realized and unrealized gain/(loss)        (0.15)          (4.13)          4.35          (2.10)          (1.18)
     on investment
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (0.05)          (4.13)          4.34          (2.06)          (1.14)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income       (0.08)              -              -              -           (0.02)
     Distributions from net realized                    -               -              -              -           (0.10)
     gains
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (0.08)              -              -              -           (0.12)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital            (0.00) #
NET ASSET VALUE, END OF PERIOD                      $6.89           $7.02         $11.15          $6.81           $8.87
=============================================================================================================================
Total return+                                       (0.68%)        (36.98)%        63.73%        (23.22)%        (11.29)%
=============================================================================================================================
Ratios to average net assets/supplemental data:
     Net assets, end of year (in 000's)           $66,711         $97,158       $190,275        $94,362        $190,922
     Ratio of operating expenses to average
        net assets                                   1.70%           1.70%          1.70%          1.70%           1.70%
     Ratio of net investment income/(loss) to
        average net assets                           1.12%           0.04%         (0.19)%         0.55%           0.32%
     Ratio of operating expenses to average
        net assets without waivers and
        expenses reimbursed                          2.22%           1.94%          1.92%          2.00%           1.84%
     Ratio of net investment income to
        average net assets without waivers
        and expenses reimbursed                     (0.60)%         (0.20)%        (0.42)%         0.25%           0.18%
     Portfolio turnover rate                           84%            128%           126%           123%             77%

-----------------------------------------------
#  Amount represents less than $0.01 per share.
++ Total return represents aggregate total return for the period.

PICTET INTERNATIONAL SMALL COMPANIES FUND
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE
OUTSTANDING THROUGHOUT EACH PERIOD.

                                                     YEAR           YEAR           YEAR            YEAR           YEAR
                                                    ENDED          ENDED           ENDED          ENDED           ENDED
                                                   12/31/01       12/31/00       12/31/99        12/31/98       12/31/97
=============================================================================================================================
Net asset value, beginning of year                 $10.21          $10.25          $6.55          $9.24          $10.15
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income/(loss)                    0.01            0.00 #        (0.02)          0.07+++         0.08
     Net realized and unrealized gain/(loss)        (2.87)           0.71           5.66           0.41           (0.86)
     on investments
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.86)           0.71           5.64           0.48           (0.78)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income           -               -              -              -           (0.13)
     Distributions from net realized gains          (0.01)          (0.75)         (1.94)         (3.17)              -
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (0.01)          (0.75)         (1.94)         (3.17)          (0.13)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital             0.01
NET ASSET VALUE, END OF PERIOD                      $7.35          $10.21         $10.25          $6.55           $9.24
=============================================================================================================================
Total return++                                     (27.95)%          6.56%         86.45%          5.35%          (7.68)%
=============================================================================================================================
Ratios to average net assets/supplemental data:
     Net assets, end of year (in 000's)           $21,934         $24,214         $4,776         $5,699         $23,773
     Ratio of operating expenses to average
        net assets                                   1.20%           1.20%          1.20%          1.20%           1.20%
     Ratio of net investment income/(loss) to
        average net assets                           0.17%          (0.37)%        (0.02)%         0.65%           0.82%
     Ratio of operating expenses to average
        net assets without waivers and
        expenses reimbursed                          2.28%           2.66%          4.76%          2.36%           2.20%
     Ratio of net investment income/(loss) to
        average net assets without waivers and
        expenses reimbursed                         (0.91)%         (1.83)%        (3.58)%        (0.52)%         (0.18)%
     Portfolio turnover rate                          122%            142%           166%           132%             90%

-----------------------------------
++  Total return represents aggregate total return for the period.
+++ Per share numbers have been calculated using the average share method.
#   Amount represents less than $0.01 per share.
                                                                              37

PICTET EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                YEAR                      PERIOD
                                                                               ENDED                       ENDED
                                                                              12/31/01                   12/31/00*
============================================================================================================================
Net asset value, beginning of period                                           $9.12                      $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                                                      0.05                        0.00 #
     Net realized and unrealized loss on investments                           (1.99)                      (0.81)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               (1.94)                      (0.81)
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investments income                                 (0.04)                      (0.00) #
     Distributions from net realized gains                                       -                         (0.07)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            (0.04)                      (0.07)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $7.14                       $9.12
============================================================================================================================
Total return++                                                                (21.29)%                     (8.04)%
============================================================================================================================
Ratios of average net assets/supplemental data
     Net assets, end of period (in 000's)                                     $7,236                      $9,196
     Ratio of operating expenses to average net assets                          1.00%                       1.00% +
     Ratio of net investment income to average net assets                       0.61%                       0.12% +
     Ratio of operating expenses to average net assets without
       waivers and expenses reimbursed                                          3.41%                       2.90% +
     Ratio of net investment loss to average net assets without
       waivers and expenses reimbursed                                         (1.79)%                     (1.77)% +
     Portfolio turnover rate                                                      69%                         49%

-------------------------------------
*   Pictet International Equity Fund commenced operations on August 15, 2000.
+   Annualized.
++  Total return represents aggregate total return for the period.
#   Amount represents less than $0.01 per share.

PICTET INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                               PERIOD                     PERIOD
                                                                               ENDED                       ENDED
                                                                              12/31/01                   12/31/00*
============================================================================================================================
Net asset value, beginning of period                                           $9.08                      $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                                                      0.04                        0.00 #
     Net realized and unrealized loss on investments                           (1.95)                      (0.90)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               (1.91)                      (0.90)
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income                                  (0.05)                      (0.00) #
     Distributions from net realized gains                                         -                       (0.02)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            (0.05)                      (0.02)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $7.12                       $9.08
============================================================================================================================
Total return++                                                                (21.04)%                     (8.94)%
============================================================================================================================
Ratios of average net assets/supplemental data
     Net assets, end of period (in 000's)                                     $7,208                      $9,105
     Ratio of operating expenses to average net assets                          1.00%                       1.00% +
     Ratio of net investment income to average net assets                       0.55%                       0.07% +
     Ratio of operating expenses to average net assets without
       waivers and expenses reimbursed                                          3.41%                       2.87% +
     Ratio of net investment loss to average net assets without
       waivers and expenses reimbursed                                         (1.86)%                     (1.79)% +
     Portfolio turnover rate                                                      80%                         31%

------------------------------------
* Pictet International Equity Fund commenced operations on August 15, 2000. + Annualized.
++ Total return represents aggregate total return for the period.
#  Amount represents less than $0.01 per share.

           The following notice does not constitute part of and is not incorporated into the prospectus.

                                  PICTET FUNDS
                                PRIVACY STATEMENT


         Protecting your privacy is important to us at Pictet International Management Limited (the investment adviser for Pictet Funds). We want you to know how we collect personal information from you and how we use that information. We gather information from you from your account application or other forms that you may deliver to us. We need this information to process your requests and transactions, such as opening an account. We also collect information about your transactions with Pictet Funds. In servicing your account, we may need to provide your personal information to an affiliate or a service provider (which may include Pictet Funds distributor or transfer agent) for such purposes as sending your account statement or other information about our products and services to you.

         We do not disclose any information about you or any of our former customers to anyone, except to our affiliates and service providers, as permitted by law.

         To protect your personal information, we permit access only by authorized employees who need to know that information to provide products or services to you. We maintain physical electronic and procedural safeguards that comply with federal standards to guard your personal information.

================================================================================
FOR MORE INFORMATION
================================================================================

For investors who want more information about Pictet Eastern    Investors can get free copies of reports and SAIs, request
European Fund, Pictet Global Emerging Markets Fund, Pictet      other information and discuss their questions about each Fund
International Small Companies Fund, Pictet European Equity      by contacting a Fund at:
Fund, Pictet International Equity Fund and Pictet Global
Water Fund, the following documents are available free upon
request.

                                                                PFPC Inc.
                                                                Att'n: PICTET Funds
                                                                P.O. Box 61503
ANNUAL/SEMIANNUAL REPORTS  Additional information about each    211 S. Gulph Road
Fund's investments is available in the Funds' annual and        King of Prussia, PA 19406
semiannual reports to shareholders.  The Funds' annual report   Telephone: 1-877-470-0103
contains a discussion of the market conditions and investment
strategies that significantly affected each Fund's              Investors can review the Funds' reports and SAIs at the
performance during its last year.                               Public Reference Room of the Securities and Exchange
                                                                Commission.  Investors can get text-only copies:
STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides
more detailed information about each Fund and is incorporated   o    For a fee, by writing to the Public Reference Room of the
by reference into this prospectus.                                   Commission, Washington, D.C. 20549-0102

                                                                o    Free from the Commission's Internet web site at
                                                                     http://www.sec.gov.

                                                                Investors can get information about the operation of the
                                                                Public Reference Room by calling 1-202-942-8090.



--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                         TRANSFER AGENT                           INDEPENDENT ACCOUNTANTS
Pictet International                       PFPC Inc.                                PricewaterhouseCoopers LLP
Management Limited




ADMINISTRATOR                              LEGAL COUNSEL                            CUSTODIAN
PFPC Inc.                                  Hale and Dorr LLP                        Brown Brothers
                                                                                    Harriman & Co.

--------------------------------------------------------------------------------------------------------------------------

Investment Company Act File No. 811-9050

                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 30, 2002

                                  PICTET FUNDS

                          PICTET EASTERN EUROPEAN FUND
                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                           PICTET EUROPEAN EQUITY FUND
                        PICTET INTERNATIONAL EQUITY FUND
                            PICTET GLOBAL WATER FUND


         This Statement of Additional Information dated April 30, 2002 is not a prospectus but should be read in conjunction with Pictet Funds' (the "Trust") Prospectus for Pictet Eastern European Fund, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund, Pictet European Equity Fund, Pictet International Equity Fund and Pictet Global Water Fund (the "Funds") dated April 30, 2002 (the "Prospectus"). The financial statements for the Funds for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Annual Report to shareholders for the Funds dated December 31, 2001. A copy of the Funds' Annual Report or Prospectus may be obtained without charge by calling the Trust at 1-877-470-0103.

         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.



                                        TABLE OF CONTENTS                            PAGE
         Investment Objectives and Policies.....................................        2
         Purchase of Shares.....................................................       13
         Redemption of Shares...................................................       13
         Portfolio Turnover.....................................................       14
         Investment Limitations.................................................       14
         Management of the Fund.................................................       18
         Code of Ethics.........................................................       26
         Investment Advisory and Other Services.................................       26
         Portfolio Transactions.................................................       31
         Additional Information Concerning Taxes................................       31
         Performance Calculations...............................................       36
         General Information....................................................       41
         Financial Statements...................................................       42
         Appendix - Description of Ratings and U.S. Government Securities.......      A-1

                       INVESTMENT OBJECTIVES AND POLICIES

         The  following  policies  supplement  the  investment   objectives  and
policies set forth in the Prospectus:

         EQUITY SECURITIES. The Funds invest primarily in equity securities. Equity securities consist of exchange-traded, over-the-counter ("OTC") and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The prices of a Fund's equity investments will change in response to stock market movements.

         EMERGING MARKET COUNTRIES: include those in Latin America, South East Asia, Africa, Eastern Europe and the Middle East.

         DEPOSITARY  RECEIPTS.   Each  Fund  may  purchase  American  Depositary
Receipts  ("ADRs"),  American  Depositary Shares ("ADSs"),  European  Depositary
Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Global Depositary Shares ("GDSs"), (collectively, "Depositary Receipts"). ADRs and ADSs typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

         Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be involved directly in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs generally are similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts.
Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of a Fund's investment policies, a Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         CONVERTIBLE SECURITIES. Each Fund may purchase convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in the right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

         DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

         PRIVATIZATIONS. Each Fund may invest in privatizations. The Funds believe that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

         WHEN-ISSUED AND FORWARD COMMITMENT TRANSACTIONS. Each Fund may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when issued or forward commitment basis may decline between the purchase date and the settlement date.

         WARRANTS. Each Fund may purchase warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

         PREFERRED STOCK. Each Fund may purchase preferred stocks, which, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

         FOREIGN INVESTMENTS. Each Fund may purchase international investments. These international investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, the Adviser, and the Custodian and sub-custodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provider to a Fund has failed to fulfill its duties to a Fund, it is entirely possible that a Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that a Fund would not be reimbursed for its loss.

         Investing in foreign companies involves certain special risks and considerations typically not associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign
portfolio  transactions;   the  possibility  of  expropriation  or  confiscatory
taxation;  adverse  changes  in  investment  or  exchange  control  regulations;
political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital. Also, because the stocks of foreign companies frequently are denominated in foreign currencies, and because a Fund may hold uninvested reserves in bank deposits in foreign currencies temporarily, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of a Fund permit a Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Moreover, the dividend or interest income or gain from a Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable with those applicable to U.S. companies. There generally is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries. Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         Although a Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges generally are higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by a Fund.

         Brokerage commissions, custodial services, and other services relating to investment in foreign securities markets generally are more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Developing countries also may impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.

         In addition, excess cash invested with depository institutions domiciled outside the continental United States, as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure, and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit is ultimately placed will be borne exclusively by a Fund.

         Foreign investment risks are often heightened for investments in certain Eastern European countries as well as other developing or emerging markets, where the risks include the possibility that such countries may revert to a centrally planned economy. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable issuers in developed markets. Clearance and settlement procedures are different in some emerging markets and at times settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities, or, if a Fund had entered into a contract to sell a security, in possible liability to the purchaser.

         Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on a Fund. Some countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be traded internationally. Certain developing countries face serious exchange constraints.

         Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments and are dependent on foreign economic assistance. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

         In many emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on a Fund's non-dollar denominated securities.

         Securities traded in certain emerging securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Furthermore, there can be no assurance that a Fund's investments in certain developing countries would not be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of developing countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities.

         OTHER INVESTMENT COMPANIES. Each Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which a Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with a Fund's investment objective and policies. Applicable provisions of the Investment Company Act of 1940, as amended (the "1940 Act") require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; (b) a Fund and any company or companies controlled by a Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase; and (c) a Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion, along with other shareholders, of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by a Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

         A large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such investments are illiquid.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could affect adversely the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in a Fund's portfolio and reports periodically on such decisions to the Board. The Board monitors the liquidity determinations made by the Adviser. In addition, the value of securities for which no market quotations are readily available (including restricted securities) is determined by the Adviser, under the Board's supervision, after considering all relevant information. All liquidity and valuation procedures are reviewed periodically to ensure their continued appropriateness and adequacy in light of changing circumstances.

         HEDGING AND RISK MANAGEMENT PRACTICES. In order to hedge against foreign currency exchange rate risks, the Funds may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. A Fund also may conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         A Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

         FORWARD CONTRACTS. Each Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with a Fund's forward contract purchases, a Fund will maintain in a segregated account cash or liquid assets with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts presently are not regulated by the Commodity Futures Trading
Commission ("CFTC"), the CFTC may regulate them in the future, and limit the ability of a Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts.

         While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

         Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To hedge against movements in interest rates, securities prices or currency exchange rates, the Funds may purchase and sell various kinds of futures contracts and options on futures contracts. A Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

         A Fund will rely on the exclusion from the definition of the term "commodity pool operator" provided by CFTC Rule 4.5. A Fund may use futures contracts and related options for bona fide hedging purposes within the meaning of the CFTC regulations or may enter into non-hedging transactions if the aggregate initial margin and premiums required to establish such positions do not exceed 5% of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions). For an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

         A Fund may attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by a Fund or which it expects to purchase. All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While a Fund's futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge its positions, a Fund would seek to establish with more certainty then would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, a Fund could seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, could attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund could sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund could purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that a Fund has acquired or expects to acquire. Loss from investing in futures transactions by a Fund is potentially unlimited.

         As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser may attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts would give a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract would give a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         A Fund may terminate its position in an option contract by selling an offsetting option of the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         A Fund would engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

         CURRENCY TRANSACTIONS. When the Funds need to convert assets denominated in one currency to a different currency, they normally conduct foreign currency exchange transactions on a spot or cash basis at the prevailing rate in the currency exchange market. In addition, a Fund may engage in the following strategic currency transactions: (1) entering into privately traded forward foreign currency exchange contracts, (2) purchasing and selling exchange traded currency futures contracts and options on futures and (3) purchasing and writing exchange traded and OTC options on currency. Forward contracts and futures contracts create an obligation (and corresponding right) to purchase or sell a specified currency at an agreed price at a future date. Options on currency futures give the purchaser the right to assume a position in the underlying futures contract. Call and put options on currency give the purchaser the right to purchase or sell a specified currency at a designated exercise price by exercising the option before it expires.

         A Fund will enter into currency contracts for non-speculative purposes. For example, the Fund may use currency contracts to "lock in" the U.S. dollar price of a security that a Fund has contracted to purchase or sell. In addition, a Fund may use contracts involving the sale of currency to hedge against a decline in the value of portfolio securities denominated in that currency if the Adviser determines that there is a pattern of correlation between the two currencies. All forward and futures contracts involving the purchase of currency and all options written by a Fund will be covered by maintaining cash or liquid assets in a segregated account.

         A Fund's success in using currency contracts will usually depend on the Adviser's ability to forecast exchange rate movements correctly. If exchange rates move in an unexpected direction, a Fund may not achieve the intended benefits of, or may realize losses on, a currency contract.

         OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. The Funds may purchase put and call options on securities in which they have invested, on foreign currencies represented in their portfolios and on any securities index based in whole or in part on securities in which the Funds may invest. The Funds also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

         A Fund normally could purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund would generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A Fund may write (I.E., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option would involve a Fund's giving another party, in return for a premium, the right to buy specified securities owned by a Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, a Fund would give up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security would be limited while the option was in effect unless a Fund effected a closing purchase transaction.

         A Fund also may write covered put options that give the holder of the option the right to sell the underlying security to a Fund at the stated exercise price. A Fund would receive a premium for writing a put option but would be obligated for as long as the option was outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund would segregate liquid assets with at least the value of the exercise price of the put options. Except for the Water Fund, a Fund would not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of a Fund's total assets.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of a Fund's orders.

         CORRELATION RISK. While transactions in forward contracts, options, futures contracts and options on futures (I.E., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Funds may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

         Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         TEMPORARY INVESTMENTS. For temporary defensive purposes when market conditions warrant, each Fund may invest up to 100% of its total assets in the following: (1) high-quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality (as determined by the Adviser), money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country; (2) short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; (3) finance company and corporate commercial paper, and other short-term corporate obligations; obligations of banks (including certificates of deposit, time deposits and bankers' acceptances); and (4) repurchase agreements with banks and broker-dealers with respect to such securities.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). A Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Adviser currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. A Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether a Fund should enter into a repurchase agreement, and a Fund will enter into repurchase agreements only with banks and dealers which are determined to present minimal credit risk by the Adviser.

         In effect, by entering into a repurchase agreement, a Fund is lending its funds to the seller at the agreed upon interest rate and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. Default by the seller also would expose a Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying securities.

         Repurchase agreements that do not provide for payment to a Fund within seven days after notice without taking a reduced price are considered illiquid securities.

         REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, a Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. a Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, a Fund repurchases the security by remitting an amount equal to the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide a Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a fund under the 1940 Act.

         The Adviser will consider the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. Under normal circumstances, a Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33-1/3% of the value of its total assets to be subject to such agreements.

         The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to a Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that a Fund may not be able to establish its right to receive the underlying securities.

         SMALL COMPANIES. With respect to the Small Companies Fund: While small companies may present greater opportunities for capital appreciation, they may also involve greater risks than larger, more mature issuers. The securities of small market capitalization companies may be more sensitive to market changes than the securities of large companies. In addition, smaller companies may have limited product lines, markets or financial resources and they may be dependent on one-person management. Further, their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

         EASTERN EUROPE. With respect to the Eastern European Fund: Since the fall of the Berlin wall in 1989, the Eastern European region has received a cumulative Foreign Direct Investment of over US$ 50bn. Average growth rate has the potential to deliver 4-5% per year in a low inflation environment. Helped by the convergence toward core Europe, economic and institutional reforms are providing macroeconomic and political stability. As a result, over 70% of the region's economy is now owned by the private sector.

         STRATEGIC TRANSACTIONS. With respect to the Eastern European Fund, the Adviser does not, as a general rule, intend to regularly enter into strategic transactions for the purpose of reducing currency and market risk, for two reasons. First, since financial derivatives in Eastern European markets currently must be tailor-made to the Fund's specifications, they are extremely costly and illiquid instruments, and as such do not offer a cost-effective way to reduce currency and market risk. Second, the Fund is intended for investors with a long-term investment horizon and it is the Adviser's view that any short-term losses due to fluctuations in local currencies or stock market values will be compensated over the long term by the capital appreciation of the portfolio securities. Notwithstanding the foregoing, the Adviser may, from time to time as circumstances dictate, engage in strategic transactions.



                               PURCHASE OF SHARES

         The purchase price of shares of a Fund is the net asset value next determined after receipt of the purchase order in proper order by the transfer agent. The Funds and their distributor reserve the right in their sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

         At a Fund's discretion, shares of a Fund also may be purchased by exchanging securities acceptable to a Fund. A Fund need not accept any security offered for exchange unless it is consistent with its investment objective and restrictions and is acceptable otherwise to the Fund. Securities accepted in exchange for shares will be valued in accordance with a Fund's usual valuation procedures. Investors interested in making an in-kind purchase of Fund shares must first telephone the Adviser to advise it of their intended action and obtain instructions for an in-kind purchase.


                              REDEMPTION OF SHARES

         The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

         If a shareholder redeems shares of a Fund which have been held less than six months (including shares to be exchanged), the Fund will deduct from the proceeds a redemption charge of 1% of the amount of the redemption. This amount is retained by the Fund to offset its costs of purchasing and selling securities. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by a Fund.

                               PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. Although the portfolio turnover rate may vary from year to year, the Adviser expects, during normal market conditions, that the Funds' portfolio turnover rates will not exceed 100%.

         EASTERN EUROPEAN FUND: For the years ended December 31, 2001 and December 31, 2000 the portfolio turnover rates were 69% and 88%, respectively.

         GLOBAL EMERGING MARKETS FUND: For the years ended December 31, 2001 and December 31, 2000, the portfolio turnover rates were 84% and 128%, respectively.

         INTERNATIONAL SMALL COMPANIES FUND: For the years ended December 31, 2001 and December 31, 2000, the portfolio turnover rates were 122% and 142%, respectively.

         EUROPEAN EQUITY FUND: For the year ended December 31, 2001 and for the period August 15, 2000 (commencement of operations) through December 31, 2000, the portfolio turnover rate was 69% and 49% respectively.

         INTERNATIONAL EQUITY FUND: For the year ended December 31, 2001 and the period August 15, 2000 (commencement of operations) through December 31, 2000, the portfolio turnover rate was 80% and 31%.

         GLOBAL  WATER  FUND:   The  adviser   expects,   during  normal  market
conditions, that the Fund's portfolio turnover rate will be approximately 50%.


                             INVESTMENT LIMITATIONS

         Each Fund is subject to the restrictions listed below which are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

         Pictet Eastern European Fund, Pictet European Equity Fund and Pictet International Equity Fund will not:

         (1) enter into commodities or commodity contracts, other than financial and currency futures contracts, swaps and other financial or currency derivative contracts;

         (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, such as bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, (ii) by entering into repurchase agreements and (iii) through the lending of its portfolio securities;

         (4) purchase on margin or sell short except as permitted by the 1940 Act;

         (5) with respect to 75% of its total assets, at the time of purchase invest more than 5% of total assets or purchase more than 10% of the outstanding voting securities of the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (6) borrow money, except that each Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 331/3% of its total assets at the time of the borrowing;

         (7)      underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting;

         (8) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of a Fund's total assets would be invested in securities of companies within such industry; other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

         (9) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (6) above and may enter into reverse repurchase agreements.


         Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund will not:

         (1) enter into commodities or commodity contracts, other than forward contracts;

         (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed and (ii) by entering into repurchase agreements,

         (4) purchase on margin or sell short except as specified above in investment limitation (1);

         (5) with respect to 75% of total assets, invest more than 5% of total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (6) issue senior securities, except that the Trust or each Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (8) below, purchase securities on a when-issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

         (7) borrow money, except that each Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets at the time of the borrowing, provided, however, that a Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding;

         (8)      underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting;

         (9) invest for the purpose of exercising control over management of any company; and

         (10) acquire any securities of companies within one industry if, as a result of such acquisition 25% or more of the value of a Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.


         Pictet Global Water Fund will not:

         (1) enter into commodities or commodity contracts, other than financial futures, option, forward, swap and similar contracts and derivative instruments;

         (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including money market instruments, such as bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed,
                  (ii) by entering into repurchase agreements, and (iii) lending portfolio securities;

         (4) purchase on margin or sell short except as specified above in investment limitation (1);

         (5) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (6) below, purchase securities on a when-issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

         (6) borrow money, except that the Fund may borrow money and may enter into reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets at the time of the borrowing. As a matter of nonfundamental policy, the Fund will not purchase additional investments while outstanding borrowings exceed 5% of the Fund's total assets;

         (7)      underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting; and

         (8) acquire any securities of companies within one industry if, as a result of such acquisition 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that the Fund will invest at least 25% of its total assets in the securities of issuers in the water-related group of industries and that there is no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.

         In addition, as non-fundamental policies, each Fund will not (a) invest more than 15% of its net assets, at the time of purchase, in illiquid securities, including repurchase agreements which have maturities of more than seven days; for Pictet Eastern European Fund, Pictet European Equity Fund and Pictet International Equity Fund, a Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding or (b) will not invest for the purpose of exercising control over management of any company.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by a Fund that exceed the limitation set forth in investment limitation 6 above, with respect to the Pictet Global Water Fund, and investment limitation 8 above, with respect to the Pictet Eastern European Fund, Pictet European Equity Fund, Pictet International Equity Fund, Pictet Global Emerging Markets and Pictet International Small Companies Fund, must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays).

                             MANAGEMENT OF THE FUNDS

BOARD MEMBERS AND OFFICERS. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day to day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years.

--------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                                                                            PORTFOLIOS IN
                                                                            FUND
                                 TERM OF OFFICE                             COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND         AND LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN BY     DIRECTORSHIPS
POSITION(S) WITH TRUST           TIME SERVED 1    DURING PAST 5 YEARS       TRUSTEE         HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
                             DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Bruce W. Schnitzer  (05-05-44)     Since 1995     Chairman of the Board          6          Director, Nestor, Inc.
Wand Partners, Inc.                               of Wand Partners, Inc.                    (public software company)
630 Fifth Avenue, Suite 2435                      (private equity firm)
New York, NY  10111                               since 1988.
Trustee

--------------------------------------------------------------------------------------------------------------------
Edward L. Hoyt (02-17-36)          Since 2000     Chairman/President,            6                  None
1115 Fifth Avenue                                 The Museum of the
New York, NY  10128                               Hudson Highlands
Trustee                                           (non-profit museum)
                                                  since  1996;  and
                                                  Chairman of Econergy
                                                  International
                                                  Corporation (private
                                                  consulting company
                                                  specializing in
                                                  renewable energy
                                                  projects) from
                                                  1997-1999.

--------------------------------------------------------------------------------------------------------------------
David J. Callard (07-14-38)        Since 1995     President, Wand                6                  None
Wand Partners, Inc.                               Partners, Inc.
630 Fifth Avenue, Suite 2435                      (private equity firm)
New York, NY  10111                               since 1991.
Trustee

--------------------------------------------------------------------------------------------------------------------
                              INTERESTED TRUSTEES 2
--------------------------------------------------------------------------------------------------------------------
Jean G. Pilloud (04-21-44)         Since 1995     CEO of Pictet Funds            6                  None
Pictet & Cie                                      (private company
29, Boulevard Georges-Favon                       specializing in fund
1204 Geneva                                       distribution) since
Switzerland                                       2001; Senior Manager
Trustee and President                             of Pictet & Cie
                                                  (private bank), 1990-
                                                  2000.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Jean-Francois Demole (02-07-62)    Since 1995     Partner of Pictet &            6                  None
Pictet & Cie                                      Cie (private bank)
29, Boulevard Georges-Favon                       since 1998; CEO of
1204 Geneva                                       Pictet (Canada) & Co.
Switzerland                                       Ltd. from 1994-1997.
Trustee

--------------------------------------------------------------------------------------------------------------------
                         OFFICER(S) WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
John Herman  (02-10-68)            Since 2001     Supervisor of Fund             N/A                N/A
PFPC Inc.                                         Accounting and
3200 Horizon Drive                                Administration at PFPC
King of Prussia, PA  19406                        Inc. (a financial
Treasurer                                         services company).

--------------------------------------------------------------------------------------------------------------------
Mary Jane Maloney (06-21-58)       Since 2001     Vice President of             N/A                 N/A
PFPC Inc.                                         Regulatory
3200 Horizon Drive                                Administration at PFPC
King of Prussia, PA  19406                        Inc. (a financial
Secretary                                         services company)
                                                  since 1997.
--------------------------------------------------------------------------------------------------------------------


1 Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

2  Messrs. Pilloud and Demole are interested by virtue of their association with
   certain   affiliates  of  Pictet   International   Management   Limited  (the
   "Adviser").



COMMITTEES. In addition, the Trustees established an Audit Committee consisting of three members. The Audit Committee members are Messrs. Callard, Hoyt and Schnizter. The Audit Committee met two times during 2001.

         The Trustees have also established a Pricing Committee consisting of three members. The Pricing Committee members are Messrs. Callard, Hoyt and Demole. The Pricing Committee met nine times during 2001.

         The Trustees have also established a Nominating Committee consisting of three members. The Pricing Committee members are Messrs. Callard, Schnitzer and Hoyt. The Nominating Committee did not meet during 2001.

         SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee of the Trust as of December 31, 2001.

---------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                  REGISTERED INVESTMENT
                                                                                   COMPANIES OVERSEEN
                                                       DOLLAR RANGE OF EQUITY    BY TRUSTEE IN FAMILY OF
  NAME OF TRUSTEE                 FUND                 SECURITIES IN A FUND        INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------------------
David J. Callard       Eastern European                   $50,001-$100,000         over $100,000
                       Global Emerging Markets            $50,001-$100,000
                       International Small Companies      $50,001-$100,000
                       European Equity                    $10,001-$50,000
                       International Equity               $10,001-$50,000
                       Global Water                       $0

---------------------------------------------------------------------------------------------------------
Jean-Francois Demole   N/A

---------------------------------------------------------------------------------------------------------
Edward L. Hoyt         N/A

---------------------------------------------------------------------------------------------------------
Jean G. Pilloud        N/A

---------------------------------------------------------------------------------------------------------
Bruce W. Schnitzer     Global Emerging Markets            $10,001-$50,000          $10,001-$50,000
                       International Small Companies      $10,001-$50,000

---------------------------------------------------------------------------------------------------------


         With respect to the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act, as of December 31, 2001, neither they nor any member of their immediate family members owned, beneficially or of record, any securities in the Adviser or the Distributor of the Trust, or any securities in an entity (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or Distributor of the Trust.


                          REMUNERATION OF BOARD MEMBERS

         The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board or Committee meeting attended and out-of-pocket expenses incurred in attending such meetings. The following table sets forth the compensation paid to the Trustees for the Trust for the fiscal year ended December 31, 2001. Compensation is not paid to any officers of the Trust by the Fund. Further, the Trust does not provide any pension or retirement benefits to its Trustees and officers.

--------------------------------------------------------------------------------
NAME OF PERSON                 AGGREGATE COMPENSATION    TOTAL COMPENSATION FROM
AND POSITION                   FROM TRUST                TRUST AND FUND COMPLEX
--------------------------------------------------------------------------------
David J. Callard               $12,500                   $12,500
Trustee, Member of Audit and
Pricing Committees

--------------------------------------------------------------------------------
Jean-Francois Demole           $0                        $0
Trustee, Member of Pricing
Committee

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Edward L. Hoyt                 $12,500                   $12,500
Trustee, Member of Audit and
Pricing Committees

--------------------------------------------------------------------------------
Jean G. Pilloud                $0                        $0
Trustee

--------------------------------------------------------------------------------
Bruce W. Schnitzer             $8,000                    $8,000
Trustee, Member of Audit
Committee

--------------------------------------------------------------------------------
Jeffrey P. Somers              $9,250                    $9,250
Trustee*
--------------------------------------------------------------------------------

*Mr. Somers resigned as Trustee effective September 28, 2001.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


EASTERN EUROPEAN FUND:
---------------------
         As of April 1, 2002, the following entities owned 5% or more of the outstanding shares of the Institutional Class of the Fund:

                                                SHARES HELD         % OF SHARES
                                                -----------         -----------

         Richard T. Peery                       100,351.773         46.51%
         2560 Mission College Blvd #101
         Santa Clara, CA  95054

         National Investor Services Corp.       27,049.112          14.59%
         55 Water Street, 32nd Floor
         New York, NY  10041

         Charles Schwab & Co., Inc.             23,344.663          12.59%
         Omnibus Spec. Cust. Acct. FBO Cust.
         101 Montgomery Street
         San Francisco, CA 94104

         David J. Callard*                      10,101.964          5.45%
         c/o Pictet Canada
         1120 5th Avenue
         New York, NY  10128

* David J. Callard is a Trustee of the Trust.

As of April 1, 2002, the following entities owned 5% or more of the outstanding shares of the Retail Class of the Fund:

                                                SHARES HELD         % OF SHARES
                                                -----------         -----------

         Charles Schwab & Co., Inc.             15,950.633          75.57%
         Omnibus Spec. Cust. Acct. FBO Cust.
         101 Montgomery Street
         San Francisco, CA 94104

         NFSC FEBO                              3,231.764           15.21%
         FMT CO. CUST IRA
         FBO Maria M. Warner
         2732 Braynard Way
         Sacramento, CA  95864

         PFPC Trust Co. C/F IRA FBO             448.029             5.26%
         Arundhati K. Patel
         Bentley Rd.
         Cedar Grove, NJ  07009


         As of April 1, 2002, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Retail Class of the Fund.

GLOBAL EMERGING MARKETS FUND:
----------------------------
         As of April 1, 2002, the following entities owned 5% or more of the outstanding shares of the Institutional Class of the Fund:

                                                SHARES HELD         % OF SHARES
                                                -----------         -----------

         The Salvation Army Eastern Territory   2,348,549.197       23.86%
         440 West Nyack Road
         West Nyack, NY  10994

         The Salvation Army Southern Territory  2,297,016.002       15.57%
         1424 Northeast Expressway
         Atlanta, GA  30329

         The Salvation Army Central Territory   1,806,596.925       18.35%
         10 West Algonquin Road
         Des Plaines, IL  60016

         Wachovia Bank NA CUST                  770,450.214         7.83%
         Robins Foundation
         301 North Church Street
         Winston-Salem, NC  27150


         As of April 1, 2002, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.



INTERNATIONAL SMALL COMPANIES FUND:
----------------------------------
         As of April 1, 2002, the following entity owned 5% or more of the outstanding shares of the Institutional Class of the Fund:

                                                SHARES HELD         % OF SHARES
                                                -----------         -----------

         The Salvation Army                     924,516.779         29.78%
         Eastern Territory
         440 West Nyack, NY  10994-1739

         The Salvation Army                     739,497.315         23.82%
         Central Territorial Headquarters
         10 West Algonquin Road
         Des Plaines, IL  60016-6006

         Charles Schwab & Co., Inc.             577,097.738         18.59%
         Omnibus Spec. Cust. Acct. FBO Cust.
         101 Montgomery Street
         San Francisco, CA  94104

         Hendrix College                        201,719.969         6.50%
         1600 Washington Avenue
         Conway, AR  72032

          As of April 1, 2002, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Institutional Class of the Fund.

         As of April 1, 2002, the following entity owned 5% or more of the outstanding shares of the Retail Class of the Fund:

                                                 SHARES HELD         % OF SHARES
                                                 -----------         -----------

         Donald Lufkin Jenrette Securities Corp. 1,000.000           83.86%
         P.O. Box 2052
         Jersey City, NJ  07303

         John A. Anderson and Karen L. Anderson  123.796             10.38%
         382 Mayflower Street
         Holland, MI  49424-0000

         Jean Pilloud*                           68.681              5.76%
         Pictet International Limited
         c/o Pictet & Cie
         29 Boulevard Georges- Favon
         1204 Geneva Switzerland

         * Jean Pilloud is a Trustee of the Trust.



EUROPEAN EQUITY FUND:
--------------------

         As of April 1, 2002, the following entities owned 5% or more of the outstanding shares of the Fund:

                                                 SHARES HELD         % OF SHARES
                                                 -----------         -----------

         Fox & Co.                               1,013,764.238       99.32%
         P.O. Box 976
         New York, NY  10268

         As of April 1, 2002, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.


INTERNATIONAL EQUITY FUND:
-------------------------

         As of April 1, 2002, the following entities owned 5% or more of the outstanding shares of the Fund:

                                                 SHARES HELD         % OF SHARES
                                                 -----------         -----------

         Fox & Co.                               1,033,468.491       99.55%
         P.O. Box 976
         New York, NY  10268

         As of April 1, 2002, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.

GLOBAL WATER FUND:
-----------------
         As of April 1, 2002, the following entities owned 5% or more of the outstanding shares of the Institutional Class of the Fund:

                                                SHARES HELD         % OF SHARES
                                                -----------         -----------

         Fox & Co.                              50,000.00           51.37%
         P.O. Box 976
         New York, NY  10268

         Charles Schwab & Co., Inc.             32,737.084          33.63%
         Omnibus Spec. Cust. Acct. FBO Cust.
         101 Montgomery Street
         San Francisco, CA  94104

         National Investor Services Corp.       8,858.99            9.10%
         55 Water Street, 32nd Floor
         New York, NY  10041



         As of April 1, 2002, the following entities owned 5% or more of the outstanding shares of the Retail Class of the Fund:


                                                SHARES HELD         % OF SHARES
                                                -----------         -----------

         Fox & Co.                              51,159.115          50.62%
         P.O. Box 976
         New York, NY  10268

         Charles Schwab & Co., Inc.             10,565.731          10.45%
         Omnibus Spec. Cust. Acct. FBO Cust.
         101 Montgomery Street
         San Francisco, CA  94104

         National Investor Services Corp.       7,772.766           7.69%
         55 Water Street, 32nd Floor
         New York, NY  10041

         NFSC FEBO                              7,320.329           7.24%
         Mary Lee Morey Rowen
         25 Sutton Place
         New York, NY  10022

         NFSC FEBO                              6,262.156           6.20%
         Mary Rowen
         3133 Connecticut Avenue NW #519
         Washington, DC  20008


         As of April 1, 2002, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.

                                 CODE OF ETHICS

         The Board of Trustees has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Trust's Code of Ethics permits Trust personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Trust's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by a Fund in the same security. The Trust's Code of Ethics also prohibits short term trading profits. The Code requires prior approval with respect to purchases of securities in private placements and personal investment in initial public offerings.

         The Adviser, Pictet International Management Limited, has also adopted a Code of Ethics which has been approved by the Trust's Board of Trustees. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code requires prior approval for purchases of securities in private placements and personal investment in initial public offerings.


                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of the Funds, has entered into an investment advisory agreement (the "Agreement) with the Adviser. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Funds, the Adviser manages the investment and reinvestment of the assets of the Funds. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Funds, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Funds.

         The Adviser, located at Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom, is a wholly owned subsidiary of Pictet (Canada) L.P. ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and eight limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.

         The Agreement was most recently reapproved by the Board of Trustees on September 27, 2001. In reapproving the Agreement, the Board of Trustees considered the following factors: the requirements of the Funds in the area of investment supervisory and administrative services, the quality of the Adviser's services, the fees paid for the investment advisory services, other services to be provided that are not covered in the agreement, the total expenses of the Funds, the willingness of the Adviser to waive any portion of its fees, the profitability of the Adviser, the extent to which the Adviser receives benefits from soft dollar and other service benefits, the capabilities and financial condition of the Adviser, the current conditions and trends prevailing in the economy and the historical relationship between the Funds and the Adviser.

EASTERN EUROPEAN FUND
---------------------

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.50% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and to reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 2.00% of the Fund's average daily net assets for the Institutional Class and 2.25% for the Retail Class. For the fiscal years ended December 31, 2001, 2000, and 1999, the Fund incurred $26,215, $31,073 and $24,313, respectively, in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                    Year            Year           Year
                                   Ended           Ended          Ended
                                  December        December       December
                                  31, 2001        31, 2000       31, 1999
                                  --------        --------       --------
         Fees waived              $ 26,215        $ 31,073       $24,313
         Expenses reimbursed      $146,760        $117,248       $79,131

GLOBAL EMERGING MARKETS FUND
----------------------------

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.70% of the Fund's average daily net assets for the Institutional Class and 1.95% for the Retail Class. For the fiscal years ended December 31, 2001, 2000 and December 31, 1999, the Fund incurred $1,061,333, $1,961,292 and
$1,723,832, respectively, in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                    Year            Year           Year
                                   Ended           Ended          Ended
                                  December        December       December
                                  31, 2001        31, 2000       31, 1999
                                  --------        --------       --------
         Fees waived              $439,694        $370,678       $309,921
         Expenses reimbursed      $      0        $  7,763       $      0


INTERNATIONAL SMALL COMPANIES FUND
----------------------------------

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services calculated daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.20% of the Fund's average daily net assets for the Institutional Class and 1.45% for the Retail Class. For the fiscal years ended December 31, 2001, 2000 and 1999, the Fund incurred $239,050, $117,991 and $50,263, respectively, in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                    Year            Year           Year
                                   Ended           Ended          Ended
                                  December        December       December
                                  31, 2001        31, 2000       31, 1999
                                  --------        --------       --------
         Fees Waived              $239,050        $117,991       $50,263
         Expenses Reimbursed      $ 18,261        $ 55,039       $75,736

EUROPEAN EQUITY FUND
--------------------

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 0.75% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and to reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.00% of the Fund's average daily net assets for the Institutional
Class and 1.25% for the Retail Class. For the fiscal year ended December 31, 2001 and the period August 15, 2000 (commencement of operations) through December 31, 2000, the Fund incurred $$57,409 and $25,513, respectively in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                    Year           August 15,
                                   Ended          2000 through
                                  December         December
                                  31, 2001         31, 2000
                                  --------        ------------
         Fees waived              $57,409         $25,513
         Expenses reimbursed      $126,501        $38,987


INTERNATIONAL EQUITY FUND
-------------------------

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 0.75% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and to reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.00% of the Fund's average daily net assets for the Institutional Class and 1.25% for the Retail Class. For the Institutional Class for the fiscal year ended December 31, 2001 and the period August 15, 2000 (commencement of operations) through December 31, 2000, the Fund incurred $58,250 and $25,871, respectively in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                    Year          August 15,
                                   Ended          2000 through
                                  December         December
                                  31, 2001         31, 2000
                                  --------        ------------
           Fees waived            $ 58,250        $25,871
           Expenses reimbursed    $128,869        $38,516

GLOBAL WATER FUND
-----------------

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and to reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.30% of the Fund's average daily net assets for the Institutional Class and 1.55% for the Retail Class.

         The Global Water Fund commenced operations on December 31, 2001.

ADMINISTRATIVE AND TRANSFER AGENT SERVICES

         PFPC Inc. ("PFPC") serves as the Trust's administrator, accounting agent and transfer agent, and in these capacities, supervises the Trust's day-to-day operations, other than management of the Funds' investments. PFPC is a majority-owned subsidiary of PNC Bank Corp. and is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

         Prior to December 1, 1999, administrative services were provided to the Trust by First Data Investor Services Group, Inc. ("Investor Services Group"). On December 1, 1999, Investor Services Group was acquired by PFPC.

         Pursuant to an administration agreement, for the fiscal years ended December 31, 2001, 2000 and 1999, the Funds paid the following fees to PFPC and Investor Services Group for administration services rendered:

---------------------------------------------------------------------------------------------------
      FUND                         YEAR ENDED               YEAR ENDED                YEAR ENDED
                                DECEMBER 31, 2001        DECEMBER 31, 2000         DECEMBER 31, 1999
Eastern European                    $6,571                    $ 2,931                   $ 2,574
Global Emerging Markets            $256,060                  $226,770                  $209,324
International Small Companies       $70,175                  $ 21,443                   $ 8,102
European Equity                     $22,844                 $ 7,276 (1)                   N/A
International Equity                $21,388                 $ 7,276 (1)                   N/A
Global Water (2)                      N/A                       N/A                       N/A
---------------------------------------------------------------------------------------------------

(1)  Commenced operations on August 15, 2000.
(2)  Commenced operations on December 31, 2001.

         DISTRIBUTOR. PFPC Distributors, Inc. ("PFPC Distributors" or the "Distributor") is the principal underwriter and distributor of shares of the Funds pursuant to a distribution agreement with the Trust. PFPC Distributors is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. PFPC Distributors is a wholly owned subsidiary of PFPC, the administrator, accounting agent and transfer agent for the Trust.

         DISTRIBUTION PLAN

         The Trustees of the Trust adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for the Retail Class shares of the Funds. The Trustees concluded that there is a reasonable likelihood that the Plan will benefit the Retail Class shares of the Funds and their shareholders. The Plan provides for a monthly payment by the Retail Class shares of the Funds to the Distributor in such amounts that the Distributor may request, or for direct payment by the Fund, for certain costs incurred under the Plan. Each such payment is subject to periodic Board approval and is based on the average daily value of the net assets of the Retail Class shares during the preceding month and is calculated at an annual rate not to exceed 0.25%. The Distributor will use amounts received under the Plan for payments to broker-dealers or financial institutions (not including banks) for their assistance in distributing shares of the Retail Class and otherwise promoting the sale of Retail Class shares, including payments in amounts based on the average daily value of Retail Class shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship. The Distributor may also use all or any portion of such fees to pay Fund expenses such as the printing and distribution of prospectuses sent to prospective investors or the preparation, printing and distribution of sales literature and expenses associated with media advertisements.

         The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which each Fund may bear pursuant to the Plan without approval by such Fund's Retail Class shareholders and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of shares of a Fund.

         For the year ended December 31, 2001, no payments were made under the Plan.

         CUSTODIAN. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.

         INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, located at Two Commerce Square 2001 Market Street, Suite 1700, Philadelphia, Pennsylvania, serves as independent accountants for the Trust and audits the Funds' financial statements annually and reviews the Funds' federal tax returns.

         COUNSEL. Hale and Dorr LLP, located at 60 State Street, Boston, Massachusetts, serves as counsel to the Trust.

                             PORTFOLIO TRANSACTIONS

         The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. The Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research, statistical and pricing services they provide to the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Funds and the Adviser's other clients.

         Brokerage commissions paid by the Funds for the fiscal years ended December 31, 2001, 2000 and 1999 are listed in the table below. None of these commissions were paid to an affiliate.

-------------------------------------------------------------------------------------------------------------
                FUND                         YEAR ENDED               YEAR ENDED                YEAR ENDED
                                          DECEMBER 31, 2001        DECEMBER 31, 2000        DECEMBER 31, 1999
Eastern European                               $3,766                   $5,089                    $8,176
Global Emerging Markets                       $475,530                $1,375,431                $1,298,048
International Small Companies                 $163,480                 $135,024                  $59,075
European Equity                                $25,750                $27,509 (1)                  N/A
International Equity                           $28,831                $21,988 (1)                  N/A
Global Water (2)                                 N/A                      N/A                      N/A
-------------------------------------------------------------------------------------------------------------

(1)  Commenced operations on August 15, 2000.
(2)  Commenced operations on December 31, 2001.

         Some securities considered for investment by a Fund may also be appropriate for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of a Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to the Fund.


                     ADDITIONAL INFORMATION CONCERNING TAXES

         GENERAL. The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The discussions of tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Each Fund is treated as a separate taxable entity under the Code and has elected to be treated and intends to qualify each year as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, each Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of each Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from forward contracts) derived with respect to its business of investing in such stock, securities or currencies. The Treasury Department by regulation may exclude from qualifying income foreign currency gains which are not related directly to a Fund's principal business of investing in stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by a Fund in the same manner as by the partnership or trust.

         In order to qualify as a regulated investment company, each Fund must also diversify its holdings so that, at the close of each quarter of its taxable year (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of each Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

         Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as a capital gain, regardless of how long the shareholder has held a Fund's shares. A Fund will designate such distributions as capital gain distributions in a written notice mailed to shareholders within 60 days after the close of a Fund's taxable year. Capital gain distributions may be subject to tax at different maximum rates for individual (noncorporate) investors, depending upon each investor's tax bracket, the assets from which a Fund realized the gains, and a Fund's holding periods for those assets.

         Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure for capital gains and losses that was added to the Code by federal tax legislation enacted in 1997. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distributions received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of a Fund are acquired (including dividend reinvestments) within a prescribed period.

         An individual's net long-term capital gains are taxable at a maximum effective rate of 20%. Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. For corporations, long-term and short-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (although surtax provisions apply at certain income levels to result in higher effective marginal rates).

         If a Fund retains net capital gain for reinvestment, a Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the federal income taxes paid by a Fund on such gain as a credit against their own federal income tax liabilities and would be entitled to an increase in their basis in their Fund shares.

         If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of a Fund's current and accumulated earnings and profits and would be eligible for the dividends-received deduction for corporations.

         FOREIGN TAXES. Income (including, in some cases, capital gains) received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and other qualified foreign taxes paid by it. If this election is made, each taxable shareholder will be required to include in gross income (in addition to dividends and distributions actually received) his pro rata share of the qualified foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If a Fund makes this election, each shareholder will be notified within 60 days after the close of a Fund's taxable year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

         Each Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operating as investment companies, also may satisfy the PFIC definition. A portion of the income and gains that a Fund derives from an equity investment in a PFIC may be subject to a non-deductible federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income actually is distributed by the PFIC or by making an election (if available) to mark its PFIC investments to market or by otherwise managing its PFIC investments. A Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

         OTHER TAX MATTERS. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include transactions in foreign currency denominated debt instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and, absent an election that may be available in some cases, generally is taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of a Fund's income, gain or loss and hence of its distributions to shareholders. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

         Each Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

         Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2001, the Funds elected to defer capital losses and currency losses occurring between November 1, 2001 and December 31, 2001 as follows:

--------------------------------------------------------------------------------
                                             CAPITAL LOSSES      CURRENCY LOSSES
Pictet Eastern European Fund                    $ 1,532               $ 430
Pictet Global Emerging Markets Fund           $2,931,716             $-----
Pictet International Small Companies Fund        $977,906             $13,047
Pictet European Equity Fund                     $203,880              $2,318
Pictet International Equity Fund                $270,137              $2,771
Pictet Global Water Fund                          N/A                  N/A
--------------------------------------------------------------------------------
-------
         Such losses will be treated as arising on the first day of the year ending December 31, 2002.

         At December 31, 2001 the following Funds had available for Federal income tax purposes unused capital losses as follows:

------------------------------------------------------------------------------------------------------------------------
                                               EXPIRING IN 2006   EXPIRING IN 2007   EXPIRING IN 2008   EXPIRING IN 2009
Pictet Eastern European Fund                   $     79,099            $59,601             -----              -----
Pictet Global Emerging Markets Fund              45,380,329             -----              -----           $18,252,183
Pictet European Equity Fund                          -----              -----            $311,680           1,608,306
Pictet International Equity Fund                     -----              -----             90,802            1,496,788
Pictet International Small Companies Fund            -----              -----              -----           $7,916,015
------------------------------------------------------------------------------------------------------------------------

         Provided that it qualifies as a regulated investment company, a Fund will not be liable for Massachusetts income taxes or franchise taxes.

         Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         Dividends declared in October, November or December payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, in the event such dividends are paid during January of the following year.

         A 4% nondeductible excise tax is imposed under the Code on regulated investment companies that fail to currently distribute for each calendar year specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) earned in specified periods. A Fund expects that it generally will make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income for each calendar year to avoid liability for this excise tax.

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from a Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in a Fund.

                            PERFORMANCE CALCULATIONS

Each Fund may advertise its average annual total return for a class of shares. A Fund computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                              T = [( ERV )1/n - 1]
                                     ---
                                      P

                      Where:  T = average annual total return.
                            ERV = ending redeemable value at the end of  the
                                  period covered by the computation of a
                                  hypothetical $1,000 payment made at the
                                  beginning of the period.

                              P = hypothetical initial payment of $1,000.
                              n = period covered by the computation, expressed
                                  in terms of years.


         The Fund computes its aggregate total return for a class of shares by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                              T = [( ERV ) - 1]
                                     ---
                                      P

         The calculations of average annual total return and aggregate total return for a class of shares assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. A Fund's average annual total return and aggregate total return for a class of shares do not reflect any fees charged by Institutions to their clients.

         Average annual total return (before taxes) for a specified period of time is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

         Each Fund that advertises an "average annual total return - after taxes on distributions" for a class of shares computes such return by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending value after taxes on distributions but not after taxes on redemption according to the following formula:

                                P (1 + T)n = ATV D
Where:

P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), and n = number of years.
ATV D = ending value of a hypothetical $1,000 payment after taxes on fund distributions but not after taxes on redemptions

         Average annual total return-after taxes on distributions for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g. ordinary income rate for ordinary income distributions, short term capital gain rate for short term capital gain distributions and long term capital gain rate for long term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes).

Each Fund that advertises an "average annual total return-after taxes on distributions and redemption" for a class of shares computes such return by determining the average annual compounded rate of return after taxes on distributions and redemption during specific periods that equates the initial amount invested to the ending value after taxes on distributions and redemption according to the following formula:


                               P (1 + T)n = ATV DR

Where:

         P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions and redemption), and
         n = number of years.

         ATV DR = ending value of a hypothetical $1,000 payment after taxes on fund distributions and redemption

Average annual total returns-after taxes on distributions and redemptions for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g. ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g. short-term or long-term).

              Average Annual Total Returns/Aggregate Total Returns
                       For periods ended December 31, 2001

------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS (%)               AGGREGATE TOTAL RETURNS (%)
                                  ------------------------------------------   -----------------------------------------
                                                                     SINCE                                       SINCE
                                   1 YEAR      5YEAR     10 YEAR   INCEPTION   1 YEAR     5 YEAR     10 YEAR   INCEPTION
                                   ------      -----     -------   ---------   ------     ------     -------   ---------
Eastern European                   16.22%       N/A        N/A       0.16%      16.22        N/A        N/A       16.22
(Inception 4/7/98)
------------------------------------------------------------------------------------------------------------------------
Global Emerging Markets            (0.68)%    (6.96)       N/A      (5.13)%     (0.68)    (30.26)       N/A      (28.03)
(Inception 10/4/95)
------------------------------------------------------------------------------------------------------------------------
International Small Companies     (27.95)%     6.84        N/A       6.27%     (27.95)     39.21        N/A       43.18
(Inception 2/7/96)
------------------------------------------------------------------------------------------------------------------------
European Equity                   (21.29)%      N/A        N/A     (20.91)%       N/A        N/A        N/A      (27.62)
(Inception 8/15/00)
------------------------------------------------------------------------------------------------------------------------
International Equity              (21.04)%      N/A        N/A     (21.29)%       N/A        N/A        N/A      (28.10)
(Inception 8/15/00)
------------------------------------------------------------------------------------------------------------------------
Global Water (1)                     N/A        N/A        N/A        N/A         N/A        N/A        N/A         N/A
------------------------------------------------------------------------------------------------------------------------

(1)      Commenced operations December 31, 2001

           Average Annual Total Returns - After Taxes on Distributions
                       For periods ended December 31, 2001

--------------------------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS) (%)
                                       --------------------------------------------------------------------
                                        1 YEAR                5YEAR                10 YEAR           SINCE INCEPTION
                                        ------                -----                -------           ---------------
Eastern European                        16.22%                  N/A                  N/A                  0.06%
(Inception 4/7/98)
--------------------------------------------------------------------------------------------------------------------
Global Emerging Markets                 (1.14)%              (7.11)%                 N/A                 (5.37)%
(Inception 10/4/95)
--------------------------------------------------------------------------------------------------------------------
International Small Companies          (27.98)%               3.03%                  N/A                  2.96%
(Inception 2/7/96)
--------------------------------------------------------------------------------------------------------------------
European Equity                        (21.45)%                 N/A                  N/A                (21.21)%
(Inception 8/15/00)
--------------------------------------------------------------------------------------------------------------------
International Equity                   (21.26)%                 N/A                  N/A                (21.51)%
(Inception 8/15/00)
--------------------------------------------------------------------------------------------------------------------
Global Water (1)                          N/A                   N/A                  N/A                   N/A
--------------------------------------------------------------------------------------------------------------------

(1)      Commenced operations December 31, 2001

   Average Annual Total Returns - After Taxes on Distributions and Redemptions
                       For periods ended December 31, 2001

--------------------------------------------------------------------------------------------------------------------
                                    AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS) (%)
                                    -------------------------------------------------------------------------------
                                        1 YEAR                5YEAR                10 YEAR          SINCE INCEPTION
                                        ------                -----                -------          ---------------
Eastern European                        9.88%                  N/A                   N/A                 0.07%
(Inception 4/7/98)
--------------------------------------------------------------------------------------------------------------------
Global Emerging Markets                (0.41)%               (5.44)%                 N/A                (4.06)%
(Inception 10/4/95)
--------------------------------------------------------------------------------------------------------------------
International Small Companies         (17.02)%                4.17%                  N/A                 3.88%
(Inception 2/7/96)
--------------------------------------------------------------------------------------------------------------------
European Equity                       (12.97)%                 N/A                   N/A               (16.71)%
(Inception 8/15/00)
--------------------------------------------------------------------------------------------------------------------
International Equity                  (12.82)%                 N/A                   N/A               (16.97)%
(Inception 8/15/00)
--------------------------------------------------------------------------------------------------------------------
Global Water (1)                         N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------

(1)      Commenced operations December 31, 2001

                               GENERAL INFORMATION

         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         Each Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that generally will avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gain distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of a Fund by an investor may have the effect of reducing the per share net asset value of a Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.

         DESCRIPTION OF SHARES AND VOTING RIGHTS

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may be held personally liable as partners for its obligations under certain circumstances. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust was organized as a Massachusetts business trust on May 23, 1995. Effective April 30, 2000, the Trust's name changed from Panorama Trust to Pictet Funds. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently the Trust has five series. The Trustees have authorized the issuance of an unlimited number of shares of beneficial interest, $0.001 par value,  in two  separate  classes  of  shares  in  each  of the  Trust's  Funds:
Institutional and Retail Class shares. The Retail Class is identical to the Institutional Class except that the Retail Class shares of the Funds each have adopted a Rule 12b-1 Distribution Plan pursuant to which the Retail Class shares of the Funds may reimburse the distributor, or others, on a monthly basis for costs and expenses incurred by the distributor in connection with the distribution and marketing of shares of the Funds.

         When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. As of April 1, 2002, Richard T. Peery, Santa Clara, CA may be deemed to control the Institutional Class of the Eastern European Fund by virtue of owning more than 25% of the outstanding shares of the Institutional Class of the Fund. As of April 1, 2002, Charles Schwab & Co., Inc. may be deemed to control the Retail Class of the Eastern European Fund by virtue of owning more than 25% of the outstanding shares of the Retail Class of the Fund. As of April 1, 2002, The Salvation Army may be deemed to control the Institutional Class of the International Small Companies Fund by virtue of owning more than 25% of the outstanding shares of the Institutional Class of the Fund. As of April 1, 2002, Donald Lufkin Jenrette Securities Corp. may be deemed to control the Retail Class of the International Small Companies Fund by virtue of owning more than 25% of the outstanding shares of the Retail Class of the Fund. As of April 1, 2002, Fox & Co., New York, NY may be deemed to control the European Equity and International Equity Funds by virtue of owning more than 25% of the outstanding shares of each Fund. As of April 1, 2002, Fox & Co., New York, NY may be deemed to control the Institutional Class and Retail Class of the Global Water Fund by virtue of owning more than 25% of the outstanding shares of each Class.

         Shares of each Fund are entitled to vote separately to approve investment advisory agreements or charges in fundamental investment policies, but vote together on the election of Trustees or selection of independent accountants.

         Under Massachusetts law and the Declaration of Trust, the Trust is not required and currently does not intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. Meetings of shareholders for the purpose of electing Trustees normally will not be held unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares of a class at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares of a class. In addition, shareholders who meet certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of such meeting.

         Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.

                              FINANCIAL STATEMENTS

         The Funds' financial statements, financial highlights and related notes and the report of independent accountants contained in the Trust's annual report for the year ended December 31, 2001 are incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A
                                   ----------

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS
-------------------------

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS
------------------------

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS
------------------------------------------------

STANDARD & POOR'S

         CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

         RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

          o Positive means that a rating may be raised.
          o Negative means that a rating may be lowered.
          o Stable means that a rating is not likely to change.
          o Developing means a rating may be raised or lowered.
          o N.M. means not meaningful.

MOODY'S

         WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

         WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS
----------------------

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                OTHER INFORMATION

ITEM 23.  EXHIBITS:

                (a) Declaration of Trust dated May 23, 1995 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via EDGAR on January 2, 1996 ("Post-Effective Amendment No. 3").

                          (i) Amendment to the Declaration of Trust dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

                          (ii) Amendment to the Declaration of Trust dated December 28, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

                          (iii) Amendment to the Declaration of Trust dated March 1, 1996 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the SEC via EDGAR on April 1, 1996 ("Post- Effective Amendment No. 4").

                          (iv) Amendment to the Declaration of Trust dated April 17, 1997 is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed with the SEC via EDGAR on April 30, 1998 ("Post-Effective Amendment No. 8").

                          (v) Amendment to the Declaration of Trust dated April 13, 1999 is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement as filed with the SEC via EDGAR on April 30, 1999.

                          (vi) Amendment to the Declaration of Trust dated May 11, 2000 is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC via EDGAR on June 28, 2000.

                          (vii) Amendment to the Declaration of Trust dated December 4, 2001 is filed herewith.

                (b) By-Laws dated May 23, 1995, as amended on December 15, 2000 are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC via EDGAR on March 1, 2001 ("Post-Effective Amendment No. 18").

                (c)       Not Applicable.

                (d) Investment Advisory Agreement between Registrant and Pictet International Management Limited dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                          (i) Supplement dated January 2, 1996 to the Investment Advisory Agreement with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

                          (ii) Supplement dated March 12, 1997 to the Investment Advisory Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                          (iii)     Supplement   to  the   Investment   Advisory
                                    Agreement  with  respect to Pictet  European
                                    Equity Fund is  incorporated by reference to
                                    Post-Effective   Amendment  No.  17  to  the
                                    Registration Statement as filed with the SEC via EDGAR on July 19, 2000 ("Post-Effective Amendment No. 17").

                          (iv) Supplement to the Investment Advisory Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

                          (v)       Supplement   to  the   Investment   Advisory
                                    Agreement  with respect to the Pictet Global
                                    Water Fund is filed herewith.

                (e) Distribution Agreement between Registrant and PFPC Distributors, Inc. dated December 31, 2000 is incorporated by reference to Post-Effective Amendment No. 18.

                          (i) Supplement to the Distribution Agreement between Registrant and PFPC Distributors, Inc. is filed herewith.

                (f)       Not Applicable.

                (g) Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated September 15, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                          (i) Amendment to Custodian Agreement dated January 10, 1996 with respect to Pictet International Small Companies Fund is incorporated by reference to Post- Effective Amendment No. 4.

                          (ii)      Amendment  to  Custodian   Agreement   dated
                                    September  13,  1996  is   incorporated   by
                                    reference to Post-Effective Amendment No. 6 to the Registration Statement as filed with the SEC via EDGAR on February 18, 1997.

                          (iii)     Amendment  to  Custodian   Agreement   dated
                                    September  16,  1997 with  respect to Pictet
                                    Eastern  European  Fund is  incorporated  by
                                    reference to  Post-Effective  Amendment  No.
                                    8.dment to Custodian  Agreement with respect
                                    to   Pictet    European   Equity   Fund   is
                                    incorporated by reference to  Post-Effective
                                    Amendment   No.   10  to  the   Registration
                                    Statement as filed with the SEC via EDGAR on February 3, 1999 ("Post-Effective Amendment No. 10").

                          (iv) Amendment to Custodian Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

                          (v) Supplement to the Custodian Agreement with respect to the Pictet Global Water Fund is filed herewith.

                (h) Transfer Agency and Services Agreement between Registrant and The Shareholder Services Group, Inc. (now known as PFPC Inc.) dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                          (i) Supplement dated January 2, 1996 to the Transfer Agency and Services Agreement with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

                          (ii) Supplement dated March 12, 1997 to the Transfer Agency and Services Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                          (iii) Supplement to the Transfer Agency and Services Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

                          (iv) Supplement to the Transfer Agency and Services Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

                          (v)       Supplement   to  the  Transfer   Agency  and
                                    Services   Agreement  with  respect  to  the
                                    Pictet Global Water Fund is filed herewith.

                          (vi) Administration Agreement dated October 3, 1995 between Registrant and The Shareholder Services Group, Inc. (now known as PFPC Inc.) with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                          (vii) Amendment dated September 24, 1999 to the Administration Agreement dated October 3, 1995 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement as filed with the SEC via EDGAR on March 1, 2000.

                          (viii) Supplement dated January 2, 1996 to the Administration Agreement dated October 3, 1995 with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

                          (ix) Supplement dated March 12, 1997 to the Administration Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                          (x) Supplement to the Administration Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

                          (xi) Supplement to the Administration Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

                          (xii) Form of Amendment No. 12 dated August 16, 2000 to the Administration Agreement dated October 3, 1995 is incorporated by reference to Post-Effective Amendment No. 18.

                          (xiii) Supplement to Administration Agreement with respect to the Pictet Global Water Fund is filed herewith.

                (i)       Not Applicable.

                (j)       Consent of PricewaterhouseCoopers is filed herewith.

                (k)       Not Applicable.

                (l) Purchase Agreement dated October 2, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                          (i) Purchase Agreement dated February 1, 1996 with respect to Pictet International Small Companies is incorporated by reference to Post-Effective Amendment No. 4.

                          (ii) Purchase Agreement dated March 12, 1997 with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                          (iii) Form of Purchase Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

                          (iv) Form of Purchase Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

                          (v)       Subscription   Agreement   with  respect  to
                                    Pictet Global Water Fund is filed herewith.

                (m) Retail Class Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 18.

                (n)       Multiple   Class  Plan   pursuant  to  Rule  18f-3  is
                          incorporated by reference to Post-Effective Amendment No. 18.

                (o)       Not Applicable.

                (p) Code of Ethics for the Trust is incorporated by reference to Post-Effective Amendment No. 17.

                          Code of Ethics for Pictet International Management Limited is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC via EDGAR on April 14, 2000.

                (q) Powers of Attorney for Jean G. Pilloud, Jean-Francois Demole, Jeffrey P. Somers, John F. Herman, Bruce W. Schnitzer, David J. Callard and Edward L. Hoyt are incorporated by reference to Post-Effective Amendment No. 19.



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 25.  INDEMNIFICATION

          Under Section 4.3 of Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit, or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust, as amended, and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, as amended, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          Pictet International Management Limited (the "Adviser") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by eight partners. The Adviser, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

          The list required by this Item 26 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15143).

ITEM 27.  PRINCIPAL UNDERWRITERS

          (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of March 31, 2002::

                   AB Funds Trust
                   AFBA 5 Star Funds, Inc.
                   Columbia Common Stock Fund, Inc.
                   Columbia Growth Fund, Inc.
                   Columbia International Stock Fund, Inc.
                   Columbia Special Fund, Inc.
                   Columbia Small Cap Fund, Inc.
                   Columbia Real Estate Equity Fund, Inc.
                   Columbia Balanced Fund, Inc.
                   Columbia Daily Income Company
                   Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
                   Columbia High Yield Fund, Inc.
                   Columbia National Municipal Bond Fund, Inc.
                   Columbia Strategic Value Fund, Inc.
                   Columbia Technology Fund, Inc.
                   Deutsche Asset Management VIT Funds
                   Forward Funds, Inc
                   The Galaxy Fund
                   The Galaxy VIP Fund
                   Galaxy Fund II
                   GAMNA Series Funds, Inc.
                   Harris Insight Funds Trust
                   HILLVIEW INVESTMENT TRUST II
                   International Dollar Reserve Fund I, Ltd.
                   Kalmar Pooled Investment Trust
                   LKCM Funds
                   Matthews International Funds
                   Metropolitan West Funds
                   New Covenant Funds
                   Pictet Funds
                   The RBB Fund, Inc.
                   RS Investment Trust
                   Stratton Growth Fund, Inc.
                   Stratton Monthly Dividend REIT Shares, Inc.
                   The Stratton Funds, Inc.
                   Tomorrow Funds Retirement Trust
                   Trainer, Wortham First Mutual Funds
                   Undiscovered Managers Funds
                   Weiss, Peck & Greer Funds Trust
                   Weiss, Peck & Greer International Fund
                   Whitehall Funds Trust

                   Wilshire Target Funds, Inc.
                   WPG Large Cap Growth Fund
                   WPG Tudor Fund
                   WT Investment Trust


          Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                   BlackRock Provident Institutional Funds
                   BlackRock Funds, Inc.


          Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                   Northern Funds Trust
                   Northern Institutional Funds Trust

          Distributed  by  Offit  Funds   Distributor,   Inc.,  a  wholly  owned
          subsidiary of PFPC Distributors, Inc.:

                   The Offit Investment Fund, Inc.
                   The Offit Variable Insurance Fund, Inc.

          Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                   ABN AMRO Funds

PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.


          (b) The following is a list of the executive officers and directors of PFPC Distributors, Inc.:

          Robert Crouse                 -       Director

          Susan Keller                  -       Director

          Michael DeNofrio              -       Chairman, President and Chief
                                                Executive Officer

          Bruno DiStefano               -       Vice President

          Susan K. Moscaritolo          -       Vice President

          Elizabeth T. Holtsbery        -       Vice President

          Lisa Colon                    -       Vice President

          Thomas Rodman                 -       Vice President

          Rita G. Adler                 -       Chief Compliance Officer

          Christine A. Ritch            -       Chief Legal Officer, Secretary
                                                and Clerk

          Christopher S. Conner         -       Assistant Secretary and
                                                Assistant Clerk

          Bradley A. Stearns            -       Assistant Secretary and
                                                Assistant Clerk

          John L. Wilson                -       Assistant Secretary and
                                                Assistant Clerk

          Douglas D. Castagna           -       Controller and Assistant
                                                Treasurer

          Craig D. Stokarski            -       Treasurer

          (c) Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

          Pictet International Management Limited
          Tower 42, Level 37
          25 Old Broad Street
          London, England EC2N 1HQ
          (records relating to its functions as investment adviser)

          Brown Brothers Harriman & Co.
          40 Water Street
          Boston, Massachusetts  02109
          (records relating to its functions as custodian)

          PFPC Inc.
          101 Federal Street
          Boston, Massachusetts  02110
          (records relating to its functions as administrator)

          PFPC Inc.
          3200 Horizon Drive
          King of Prussia, PA 19406
          (records relating to its functions as distributor and transfer agent)


ITEM 29.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 30.  UNDERTAKINGS

          Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of King of Prussia and Commonwealth of Pennsylvania on the 29th day of April, 2002.

                                             PICTET FUNDS

                                    By                         *
                                             -----------------------------------
                                             Jean G. Pilloud
                                             Chairman, President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                              TITLE                            DATE

            *                    Chairman, President                April 29, 2002
----------------                 and Trustee
(Jean G. Pilloud)                (principal executive officer)


            *                    Trustee                            April 29, 2002
---------------------
(Jean-Francois Demole)

            *                    Trustee                            April 29, 2002
-------------------
(Bruce W. Schnitzer)

            *                    Trustee                            April 29, 2002
-----------------
(David J. Callard)

            *                    Trustee                            April 29, 2002
---------------
(Edward L. Hoyt)

 /S/ JOHN HERMAN                 Treasurer                          April 29, 2002
------------------               (principal financial and
(John Herman)                    accounting officer)


* By:
                  /S/JOHN HERMAN
                  --------------
                  John Herman
                  as Attorney-in-Fact

                                  EXHIBIT INDEX


EXHIBIT NO.         DESCRIPTION
----------          -----------

(a)(vii)            Amendment  to the  Declaration  of Trust  dated  January 2,
                    2002

(d)(v) Supplement to the Investment Advisory Agreement with respect to the Pictet Global Water Fund.

(e)(i) Supplement to the Distribution Agreement with respect to the Pictet Global Water Fund.

(g)(v) Supplement to the Custodian Agreement with respect to the Pictet Global Water Fund.

(h)(v) Supplement to the Transfer Agency and Services Agreement with respect to the Pictet Global Water Fund.

(h)(xiii) Supplement to Administration Agreement with respect to the Pictet Global Water Fund.

(j)                 Consent of PricewaterhouseCoopers.

(l)(v)              Subscription  Agreement  with respect to Pictet Global Water
                    Fund.